UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22241

Partners Group PRIVATE EQUITY (MASTER FUND), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

(215) 988-2700

Registrant’s telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Shareholders.

(a) The Reports to Shareholders are attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2024

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2024 (Unaudited)

Consolidated Schedule of Investments	1-31
Consolidated Statement of Assets and Liabilities	32-33
Consolidated Statement of Operations	34
Consolidated Statements of Changes in Net Assets	35
Consolidated Statement of Cash Flows	36-37
Consolidated Financial Highlights	38-39
Notes to Consolidated Financial Statements	40-55
Other Information	56

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Public Investments (6.23%) Common Stocks (4.05%) North America (2.36%)	Industry	Acquisition Date	Shares	Fair Value
American Tower Corp.	Communication	05/29/20	111,913	$26,014,177
American Water Works Co., Inc.	Utilities	02/16/16	163,750	23,945,162
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	141,223	17,638,753
Ares Capital Corp.	Diversified Financial Services	02/16/16	368,598	7,711,070
Ares Management Corp.	Diversified Financial Services	06/28/19	48,492	7,553,114
Atmos Energy Corp.	Utilities	02/16/16	112,179	15,567,080
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	65,912	10,090,468
Brookfield Corp.	Diversified Financial Services	12/12/22	74,599	3,964,937
Canadian National Railway Co.	Transportation	05/14/19	149,718	17,398,334
CMS Energy Corp.	Utilities	11/01/19	250,811	17,712,273
Crown Castle International Corp.	Communication	02/16/16	113,776	13,497,247
CSX Corp.	Transportation	11/28/23	438,568	15,139,367
Equinix Inc.	Diversified Financial Services	07/31/20	19,969	17,725,882
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	510,196	7,709,061
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	366,113	11,931,677
KKR & Co., Inc.	Diversified Financial Services	02/16/16	106,501	13,905,836
Old Dominion Freight Line, Inc.	Transportation	09/25/24	45,315	9,004,544
Onex Corp. [f]	Diversified Financial Services	02/16/16	138,810	9,681,529
Republic Services Inc.	Commercial & Professional Services	08/28/17	163,669	32,868,009
SBA Communications Corp.	Real Estate	09/05/23	54,795	13,182,581
Sempra Energy	Utilities	06/28/23	105,671	8,833,039
TC Energy Corp.	Utilities	11/01/19	442,257	20,950,224
The Williams Companies, Inc.	Utilities	03/20/23	307,168	14,019,147
TPG Inc.	Financials	09/25/24	64,152	3,692,589
Union Pacific Corp.	Transportation	06/29/16	98,247	24,203,148
Waste Management Inc.	Utilities	07/02/20	17,423	3,614,053
Total North America (2.36%)				367,553,301

Western Europe (1.69%)
3i Group Plc	Diversified Financial Services	10/01/20	347,415	15,399,268
Aena SA	Transportation	12/21/18	119,925	26,437,438
Cellnex Telecom SA	Communication	05/15/19	875,899	35,558,208
CVC Capital Partners Plc	Financials	04/26/24	455,414	10,197,174
Elia System Operator SA/NV	Utilities	11/03/22	75,746	8,666,148
EQT AB	Diversified Financial Services	04/06/20	105,206	3,593,347
Eurazeo SA [f]	Financials	12/12/16	116,350	9,571,421
Ferrovial SA	Industrials	04/15/24	308,625	13,276,553
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	23,916	5,370,432
HgCapital Trust PLC [f]	Diversified Financial Services	02/12/16	2,286,602	15,640,146
Infrastrutture Wireless Italiane S.p.A. [f]	Communication	09/26/24	731,111	9,009,380
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	463,876	13,848,640

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Public Investments (continued) Common Stocks (continued) North America (continued)	Industry	Acquisition Date	Shares	Fair Value
Investment AB Kinnevik	Diversified Financial Services	06/10/24	745,641	$6,063,370
Investor AB	Diversified Financial Services	08/28/17	311,306	9,589,764
National Grid PLC	Utilities	02/12/16	1,592,939	22,004,749
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	228,777	4,927,628
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,190,169	5,267,477
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	2,452,570	22,135,925
Vinci SA	Transportation	02/12/16	234,491	27,456,438
Total Western Europe (1.69%)				264,013,506

Total Common Stocks (Cost $548,963,841)(4.05%)				$631,566,807

High Yield Bonds (0.88%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.18%)
Acrisure LLC / Acrisure Finance, Inc. ***, +	7.50%	06/05/24	11/06/30	Senior	$3,000,000	$3,154,030
Clarios Global LP / Clarios US Finance Co. ***, +	4.375%	06/21/24	05/15/26	Senior	€1,575,000	1,784,249
Pactiv Evergreen Group ***, +	4.00%	06/20/24	10/15/27	Senior	$7,941,333	7,853,347
Radiology Partners, Inc. +	8.50%	04/22/24	01/31/29	Senior	7,582,395	7,628,297
UPCB Finance VII Ltd. ***, +	3.625%	06/24/24	06/15/29	Senior	€7,325,287	8,125,371
Total North America (0.18%)						28,545,294

Western Europe (0.70%)
AccorInvest Group S.A. ***, +, f	6.375%	09/18/24	10/15/29	Senior	738,000	853,568
Cedacri Mergeco SPA ***, +	4.625% + E##	05/31/24	05/15/28	Senior	2,040,499	2,309,259
Deuce Finco Plc +	5.50%	06/24/24	06/15/27	Senior	£5,873,770	6,702,031
Deuce Finco Plc ***, +	5.50%	05/01/24	06/15/27	Senior	7,494,453	8,042,438
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,237,313
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	€6,000,000	6,579,622
INEOS Finance Plc ***, +	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,970,211
Ineos Quattro Finance 2 ***, +	2.50%	06/19/24	01/15/26	Senior	€9,000,000	10,058,353
Miller Homes Group Finco Plc +	7.00%	02/26/24	05/15/29	Senior	£3,570,097	4,703,348
Nobian Finance B.V. ***, +	3.625%	06/19/24	07/15/26	Senior	€10,000,000	11,140,606
ONE Hotels GmbH ***, +	7.75%	05/02/24	04/02/31	Senior	2,000,000	2,424,078
Rossini S.à.r.l. ***, +	6.75%	07/11/24	12/31/29	Senior	906,000	1,065,412
Rossini S.à.r.l. ***, +	3.875% + E##	07/11/24	12/31/29	Senior	2,840,000	3,201,648
Sherwood Financing PLC ***, +	6.00%	05/08/24	11/15/26	Senior	£3,883,333	5,177,622
Summer BC Holdco A S.à.r.l. +	9.25%	05/08/24	10/31/27	Senior	€2,695,170	3,480,160
Summer BC Holdco B S.à.r.l. +	5.75%	06/21/24	10/31/26	Senior	6,000,000	6,865,230
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	5,959,726	6,587,304
TeamSystem SpA ***, +	3.50% + E##	07/17/24	07/31/31	Senior	3,830,000	4,298,820
Verisure Holding AB ***, +	3.25%	06/20/24	02/15/27	Senior	10,000,000	11,017,493
Wp/ap Telecom Holdings III B.V. ***, +	5.50%	05/29/24	01/15/30	Senior	5,874,875	6,642,949
Total Western Europe (0.70%)						108,357,465

Total High Yield Bonds (Cost $127,615,976)(0.88%)						$136,902,759

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Asset-Backed Securities (0.64%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.44%)
AGL CLO 9 Ltd. ***, +	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,602,603
AIMCO CLO 21 Ltd. ***, +	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,156,477
AIMCO CLO Series 2015-A ***, +	6.35% + SFvv	08/21/24	10/17/34	Series 2015-AA, Class ER3	1,967,607	2,057,112
Ballyrock CLO 20 Ltd. ***, +, f	6.20% + SFvv	09/18/24	10/15/36	Series 2022-20A, Class DR2	3,000,000	3,000,000
Benefit Street Partners CLO XIX Ltd. ***, +	5.75% + SFvv	05/10/24	01/15/33	Series 2019-19A, Class ER	3,000,000	3,080,815
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,077,495
Benefit Street Partners CLO XXXIV Ltd. ***, +	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	2,327,250
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,255,096
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,590,445
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,550,519
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,288,413
CIFC Funding 2024-II Ltd. ***, +	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	3,018,600
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,031,781
Elmwood CLO 26 Ltd. ***, +	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,704,017
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,481,836
Elmwood CLO VII Ltd. ***, +, f	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	2,750,000	2,750,000
Elmwood CLO X Ltd. ***, +	5.85% + SFvv	04/05/24	07/20/37	Series 2021-3A, Class ER	4,500,000	4,612,964
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,026,660
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,299,481
Magnetite CLO Ltd. ***, +	6.46% + SFvv	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,671,152
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,128,023
Magnetite XXVI Ltd. ***, +	6.21% + SFvv	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	1,027,144
Neuberger Berman CLO XXI Ltd. ***, +	3.56% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	511,558
Neuberger Berman CLO XXI Ltd. ***, +	6.72% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	1,026,313
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.51% + SFvv	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,029,216
Ocean Trails CLO IX ***, +	7.71% + SFvv	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,634,072
OHA Credit Funding 19 Ltd. ***, +	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	977,879
OHA Credit Partners XI Ltd. ***, +	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,059,048
Palmer Square CLO 2024-2 Ltd. ***, +	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,075,971
Peebles Park CLO Ltd. ***, +	6.45% + SFvv	02/12/24	04/21/37	Series 2024-1A, Class E	1,000,000	1,088,021
Southwick Park CLO LLC ***, +	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	817,740
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	774,003
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,286,351
Tallman Park CLO Ltd. ***, +	6.61% + SFvv	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	513,531
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	2,000,000	2,044,421
Total North America (0.44%)						68,576,007

Western Europe (0.20%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,729,272
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,729,745
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,372,227
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	873,849
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	1,130,960

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Public Investments (continued) Asset-Backed Securities (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	$2,500,000	$2,818,522
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,712,503
Brookhaven Park CLO Ltd. ***, +	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,094,791
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	375,080
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	€3,000,000	1,002,907
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,679,238
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	572,914
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,266,639
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	464,078
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	$2,140,000	2,208,486
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	€1,172,000	1,329,535
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	846,502
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	821,485
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	421,192
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	713,237
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	757,936
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	562,059
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,713,878
Palmer Square European Loan Funding 2024-1 DAC ***, +	6.75% + E##	02/22/24	08/15/33	Series 2024-1A, Class E	1,230,000	1,393,343
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,500,000
Total Western Europe (0.20%)						31,090,378

Total Asset-Backed Securities (Cost $97,252,710)(0.64%)						$99,666,385

Floating Rate Loans (0.66%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.45%)
AAL Delaware Holdco, Inc. +	3.50% + SFv	09/30/24	07/30/31	Senior	$800,000	$804,632
Alliant Holdings Intermediate LLC +, f	3.00% + SFv	09/12/24	09/19/31	Senior	5,000,000	4,977,650
Alpha Generation LLC +, f	2.75% + SFv	09/19/24	09/30/31	Senior	1,200,000	1,201,716
Amentum Government Services Holdings LLC +, f	2.25% + SFv	07/30/24	09/29/31	Senior	1,000,000	998,130
CHG Healthcare Services, Inc. +	3.50% + SFv	09/30/24	09/29/28	Senior	1,795,477	1,800,343
CPPIB Capital, Inc. +	3.25% + SFvv	09/30/24	08/20/31	Senior	1,400,000	1,402,338
Delta 2 (LUX) S.à.r.l. +, f	2.00% + SFvv	09/10/24	09/10/31	Senior	1,033,333	1,035,162
Delta 2 (LUX) S.à.r.l. +, f	2.00% + SFvv	09/10/24	09/10/31	Senior	2,066,667	2,070,325
Dragon Buyer, Inc. +, f	3.25% + SFvv	09/24/24	09/30/31	Senior	5,800,000	5,779,700
Dynamo Newco II GmbH +, f	4.00% + SFvvv	09/25/24	09/26/31	Senior	4,650,000	4,667,437
Froneri International Ltd. +, f	2.00% + SFvv	09/17/24	09/17/31	Senior	4,000,000	3,990,280
Hobbs & Associates LLC +	3.25% + SFv	09/30/24	07/23/31	Senior	5,000,000	4,995,572
Hobbs & Associates LLC +, e, f	3.25% + SFvv	07/16/24	07/23/31	Senior	500,000	—
Madison Safety & Flow LLC +, f	3.25% + SFv	09/19/24	09/19/31	Senior	2,000,000	2,001,880

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued) North America (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
NSM Top Holdings Corp. +, f	5.25% + SFvv	08/05/24	05/14/29	Senior	$1,900,000	$1,907,182
Nuvei Technologies Corp. +, f	3.00% + SFvv	07/19/24	07/18/31	Senior	3,750,000	3,713,288
Nvent Electric Public Ltd. Co. +, f	3.50% + SFvv	09/12/24	09/12/31	Senior	1,850,000	1,850,389
Paint Intermediate III LLC +, f	3.00% + SFvv	09/11/24	09/11/31	Senior	1,300,000	1,299,597
Plano HoldCo, Inc. +, f	3.50% + SFvv	08/02/24	08/15/31	Senior	4,800,000	4,812,000
Procera Networks, Inc. +, f	9.00% + SFvv	09/26/24	09/29/25	Senior	219,512	219,512
Ryan Specialty Group LLC +, f	2.25% + SFv	09/10/24	09/15/31	Senior	1,000,000	1,001,250
Sandvine Corp. +, f	2.00%	09/26/24	06/21/27	Senior	109,756	109,756
Thevelia (US) LLC +	3.25% + SFvv	09/30/24	06/18/29	Senior	2,194,472	2,200,792
Thunder Generation Funding LLC +, f	3.00% + SFvv	09/27/24	09/27/31	Senior	6,000,000	6,000,000
TransDigm, Inc. +	2.50% + SFvv	09/25/24	01/19/32	Senior	4,700,000	4,686,793
USALCO LLC +, f	4.00% + SFvv	09/17/24	09/17/31	Senior	154,121	154,941
USALCO LLC +, f	4.00% + SFv	09/17/24	09/17/31	Senior	1,495,879	1,503,837
Varsity Brands, Inc. +, f	3.75% + SFvv	07/26/24	08/26/31	Senior	3,800,000	3,779,024
Total North America (0.45%)						68,963,526

Western Europe (0.21%)
AccorInvest Group SA +, f	5.00% + E###	09/20/24	06/10/27	Senior	€4,000,000	4,481,548
Care Bidco SAS +, f	3.50% + E##	05/13/24	11/06/28	Senior	2,100,000	2,316,199
Elsan SAS +	3.35% + E##	09/26/24	06/16/28	Senior	5,000,000	5,550,478
Lorca Holdco Ltd. +	3.70% + E##	09/24/24	09/17/27	Senior	2,709,458	3,035,974
LSF10 XL Bidco S.C.A. +, f	4.175% + E##	05/07/24	04/12/28	Senior	5,000,000	5,104,556
Quimper AB +, f	2.925% + E##	05/17/24	02/16/26	Senior	7,000,000	7,800,126
Summer (BC) Holdco B S.à.r.l. +, f	4.50% + E##	05/07/24	01/31/29	Senior	570,642	640,302
Summer (BC) Holdco B S.à.r.l. +, f	4.50% + E##	05/07/24	01/31/29	Senior	3,737,050	4,193,242
Total Western Europe (0.21%)						33,122,425

Total Floating Rate Loans (Cost $101,177,107)(0.66%)						$102,085,951

Total Public Investments (Cost $875,009,634)(6.23%)						$970,221,902

Private Equity Investments (93.33%) Direct Investments * (66.64%) Direct Equity (55.21%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (3.16%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	2,623,753	$39,082,573
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	15,144,315
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	37,182,707
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	7,357,185	10,328,598
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	3,854,192
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	14,754	1,904,405
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	7,406,251	55,695,429
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	118,793	1,455,095
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	2,257,072	27,646,804
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	11,912,656
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	481,884	5,493,748
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	1,927,535	3,371,095
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	14,252,826
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	265,445,394
Total Asia - Pacific (3.16%)				492,769,837

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (25.64%)
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	$46,296,834
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	33,599,164
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	7,752,998
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	86,827,833
BCPE Hercules Holdings, L.P. +, a, c	Limited partnership interest	07/30/18	—	$2,511,678
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	280,322
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	2,251,984
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	4,205,000	2,366,338
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	36,927,446
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	339,647,780
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	82,911
Clarience Technologies, LLC +, a	Common equity	03/05/24	3,429	9,497,544
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,362	71,605,003
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	2,154,218	2,235,622
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,767,886
Cure Holdings, LLC +, a	Common equity	05/13/21	238,834	2,102,961
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	21,700
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	154,776,158
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	64,032,797
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	4,250,000	9,610,040
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	88,228,196
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	—	4,870,336
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	08/22/24	—	137,727,841
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	118,475,306
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	95,854,104
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	125,230,370
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	146,295,986
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	62,315,084
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	20,475,870
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	13,096,400
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	67,914,588
Gateway Fleets Holdings, LP +, a, c, e	Limited partnership interest	09/30/24	—	1,816,000
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	20,836,028
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	63,201,866
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	244,709,933
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	230,645,223
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	451,477
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	79,982,505
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	123,851
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	164,063,063
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	48,279,749
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	1
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,464,630	63,757,747
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	—	7,317,337
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	04/04/23	—	15,898,788
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	395,145
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	214,630
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	47,147,358
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	35,387,555
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	82,611,554
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	26,781,658

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (continued)
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	$87,574,700
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	50,733,290
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	82,829,617
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	40,952	$96,939,643
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,206,135
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	19,128,062
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	3,118,248
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	9,240,013
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	484,731
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	2,469,905
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	58,377,941
SIH RP HoldCo L.P. +, a	Common equity	09/10/19	—	11,079,392
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	34,443,837
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	—
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	3,694,852
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	142,327,558
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	223,774,676
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	33,313,191
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	04/30/24	—	387,081
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	69,863,226
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	8,346,030
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	103,681,060
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	346,332
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	6,382,636
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	28,894,275
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	13,461,168
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	11,111,584
WHCG Purchaser, L.P. +, a, b	Preferred equity	08/02/24	3,088,000	3,137,914
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1
Total North America (25.64%)				3,994,647,649

Rest of World (1.66%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	8,454,413
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,438	7,293,838
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,862	3,503,816
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	197,964
Zabka Polska SA +, a	Preferred equity	09/25/19	—	103,190
Zabka Polska SA +, a	Common equity	09/25/19	2,551,723	234,503,541
Zabka Polska SA +, a, e	Preferred equity	09/25/19	120,777,003	3,805,455
Total Rest of World (1.66%)				257,862,217

South America (0.04%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	5,473,138
Total South America (0.04%)				5,473,138

Western Europe (24.71%)
Akur8 SAS +, a, e	Common equity	08/28/24	6,271,791	7,759,249
Akur8 SAS +, a, e	Preferred equity	08/28/24	8,741,790	10,129,079
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	16,904,219
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	4,075,591
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	277,411
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	25,873,071
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	434,000

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	$14,411,036
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	23,374,574
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	227,034,516
Capri Acquisitions Topco Limited +, a, e	Preferred equity	11/01/17	13,288	—
Capri Acquisitions Topco Limited +, a	Common equity	11/01/17	8,345,985	59,256,509
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	65,923,326
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	—	26,247,646
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,240	61,027,501
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	2,574,075
Climeworks AG +, a	Common equity	04/25/22	18,455	556,237
Climeworks AG +, a, e	Preferred equity	04/25/22	2,288,663	68,980,738
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	90,606,020
EQT Jaguar Co-Investment SCSp +, a, c	Limited partnership interest	04/18/24	—	718,495
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	64,626,296
EQT VIII Co-Investment (D) SCSp +, a, c, e, g	Limited partnership interest	10/01/19	—	212,298,924
EQT VIII Co-Investment (D) SCSp +, a, c, g	Limited partnership interest	10/01/19	—	10,264,360
Fides S.p.A +, a	Common equity	12/15/16	78,505	297,712
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	4,643,624
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	526,608
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	8,691,646
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	40,796,638
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	03/31/24	19,465,958	20,315,024
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	03/31/24	—	6,574,743
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	19,595,288	125,017,010
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	17,089,051
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	2,482,237
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	153,543,065
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	62,816,451
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	68,223,399
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	6,734,799
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	23,238,459
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	39,892,237
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	12,237,366
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	10,156,347
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	16,115,420
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	43,082,017
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	70,546,299
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	63,193,837
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	16,673,332
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	109,392,548
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	61,911,357
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	8,391,204
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	12/12/22	—	75,894,626
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	4,898,329	186,904,705
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	3,670,528	94,089,171
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,214,863
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	7,017,978	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	7,975,901	49,593,566
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,130,046
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	66,448,504
PG Investment Company 1 S.à.r.l. +, a, b, e	Common equity	10/28/21	12,822,040	36,086,845

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	$163,864,044
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	30,097,994
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	889,862	21,298,308
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	139,870,672
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	122,365
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	269,765	5,893,377
PG Investment Company 67 S.à.r.l. +, a, b, e	Preferred equity	07/16/24	4,251,649	4,747,537
PG Investment Company 67 S.à.r.l. +, a, b, e	Common equity	07/16/24	473,795	528,435
PG Investment Company 69 S.à.r.l. +, a, b	Preferred equity	07/16/24	301,734	336,187
PG Investment Company 69 S.à.r.l. +, a, b	Common equity	07/16/24	533,864	595,085
PG Investment Company 71 S.à.r.l. +, a, b, e	Common equity	09/26/24	5,428,472	6,059,268
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	360,670	402,580
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,748,069	48,831,651
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	175,288
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	2
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	38,938,671
PG Polaris Warehouse SCSp +, a, c, d	Limited partnership interest	03/27/24	—	609,512
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	50,752,937
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	82,154,251
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	97,561,066
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	142,588,840
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	17,375,459
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	07/05/24	247,436,084	3,098,650
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/03/22	—	1
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	56,089
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	08/19/21	11,772,986	215,204
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	3,936,244	55,651
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,341,978	771,993
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	447,324	199,634
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	50,032,489
Rivage Luxco S.à.r.l. +, a	Common equity	02/22/22	450,000	65,510,145
Rivage Luxco S.à.r.l. +, a, e	Common equity	06/28/23	450,000	416,883
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	42,792,786
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	20,713,101
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	8,686,753	57,214,683
S.TOUS, S.L +, a	Common equity	10/06/15	622	20,704,208
Strider Investment 2 +, a, e	Preferred equity	04/01/23	278,539	985,495
Strider Investment 3 +, a, e	Preferred equity	04/01/23	24,476	27,320
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,975,034
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	28,734,593
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	68,234,838
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	25,224,600
Vanquish Bidco +, a, c	Member interest	05/25/23	—	4,044,189
Vanquish Topco +, a	Common equity	05/25/23	379,731	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	47,439,378
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	42,851,053
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	13,051,834
Zoncolan Topco S.à.r.l. +, a, e	Preferred equity	08/01/24	2,850,750	3,219,129
Total Western Europe (24.71%)				3,849,670,143

Total Direct Equity (55.21%)				$8,600,422,984

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (11.43%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.43%)
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	$11,773,569	$12,056,442
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	5,447,437	5,487,339
Fugue Finance B.V. +, a	Cash 3.75% + SFvv	03/06/24	02/26/31	Senior	7,980,000	8,036,858
Fugue Finco Pty Ltd +, a, e	Cash 5.75% + BBSY††	04/10/24	04/10/30	Senior	966,531	977,272
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,794,306
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,476,136
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,803,930
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,571,715
Greencross Limited +, a	Cash 5.75% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	10,237,251	10,236,259
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	5,183,849	4,249,286
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)[v]	01/15/20	12/18/26	Senior	1,241,500	1,248,484
Voyage Australia Pty Ltd +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,649,000	1,650,649
Total Asia - Pacific (0.43%)						67,588,676

North America (6.61%)
Acrisure, LLC +, a	Cash 3.50% + SFvv	03/27/20	02/15/27	Senior	6,736,184	6,729,178
Acrisure, LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/08/21	02/15/27	Senior	5,962,556	5,914,110
Acrisure, LLC +, a, f	Cash 3.25% + SFvv	05/29/24	11/06/30	Senior	5,000,000	4,960,950
Acrisure, LLC +, a	Cash 4.50% + SFvv	11/10/23	10/18/30	Senior	995,006	986,922
ADMI Corp. +, a	Cash 3.75% + SF (0.50% Floor)vv	07/14/21	12/23/27	Senior	1,358,000	1,332,049
ADMI Corp. +, a	Cash 5.75% + SFv	09/17/24	12/23/27	Senior	1,488,750	1,492,933
Aimbridge Acquisition Co., Inc. +, a	Cash 3.75% + SFv	04/26/23	02/02/26	Senior	4,441,619	4,343,081
Air Medical Group Holdings, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	8,029,972	7,995,483
AIT Buyer, LLC +, a	Cash 7.50% + SF (0.75% Floor)[v]	04/06/21	03/30/29	Second Lien	6,860,000	6,846,094
AlixPartners, LLP +, a	Cash 2.50% + SF (0.50% Floor)[v]	06/12/24	02/04/28	Senior	4,974,222	4,984,817
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + SF (0.50% Floor)[v]	12/08/21	11/05/27	Senior	1,275,210	1,273,272
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	3,979,487	3,944,846
American Airlines, Inc. +, a	Cash 2.50% + SFvv	09/06/24	06/04/29	Senior	5,000,000	4,968,750
Amneal Pharmaceuticals, Inc. +, a	Cash 5.50% + SFv	06/03/22	05/04/25	Senior	8,251,863	8,365,326
Amynta Agency Borrower, Inc. +, a	Cash 3.75% + SFv	06/06/24	02/28/28	Senior	1,396,500	1,398,469
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)[v]	02/22/22	02/08/29	Senior	3,210,778	2,220,253
AppLovin Corp. +, a	Cash 2.50% + SFv	03/24/21	08/15/25	Senior	3,452,269	3,454,427
AppLovin Corp. +, a	Cash 2.50% + SF (0.50% Floor)[v]	12/08/21	08/16/30	Senior	1,368,623	1,370,450
Apro, LLC +, a	Cash 3.75% + SFvv	06/26/24	07/09/31	Senior	3,300,000	3,315,477
Aptean, Inc. +, a, e	Cash 5.25% + SF (0.75% Floor)[v]	01/30/24	01/30/31	Senior	382,975	378,476
Aptean, Inc. +, a	Cash 5.25% + SF (0.75% Floor)[v]	01/30/24	01/30/31	Senior	7,047,349	7,073,777
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	1,064,250	1,067,911
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	12,589,266	12,526,319
Azalea TopCo, Inc. +, a	Cash 3.50% + SFv	05/08/24	04/24/31	Senior	1,900,000	1,898,138
Banff Merger Sub Inc. +, a	Cash 4.25% + SFvv	01/31/22	10/02/25	Senior	4,361,843	4,358,026
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vvv	05/17/22	08/15/30	Second Lien	2,000,000	1,805,000
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vvvv	05/18/22	05/10/27	Senior	11,185,038	11,158,641

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/14/28	Senior	$1,980,000	$1,981,247
BCPE Empire Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)[v]	06/07/23	12/11/28	Senior	2,267,157	2,270,422
Bella Holding Company, LLC +, a, f	Cash 3.75% + SF (0.75% Floor)[v]	05/13/21	04/01/28	Senior	5,481,744	7,286,980
BEP Intermediate Holdco, LLC +, a	Cash 3.75% + SFvv	05/01/24	04/11/31	Senior	997,500	1,002,488
Berlin Packaging, LLC +, a	Cash 3.75% + SFvv	06/13/24	06/07/31	Senior	3,990,000	3,991,257
BI Gen Holdings, Inc. +, a	Cash 5.00% + SFvv	10/04/18	09/05/25	Senior	5,485,268	5,518,618
Blackhawk Network Holdings, Inc. +, a	Cash 5.00% + SF (1.00% Floor)[v]	03/18/24	02/27/29	Senior	6,184,500	6,221,854
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,856,462
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	7,071,173
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	1,393,000	4,280,054
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	2,176,768	2,174,047
Brown Group Holding, LLC +, a	Cash 2.75% + SFvv	05/23/24	06/07/28	Senior	2,991,753	2,988,641
Burger Bossco Intermediate, Inc. +, a	Cash 9.00% + SF (1.00% Floor)vv	01/01/21	06/16/28	Senior	59,808	59,330
Cablevision Lightpath LLC +, a	Cash 3.25% + SFv	05/29/24	11/30/27	Senior	7,979,275	7,975,524
Calpine Corporation +, a, e	Cash 2.00% + SFv	06/14/24	01/31/31	Senior	9,950,000	9,927,364
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv; PIK 14.795%	01/01/21	11/06/25	Second Lien	207,851	179,555
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	1,662,807	1,436,442
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	4,019,127	3,720,486
CapitalSpring Finance Company, LLC +, a, b	Cash 8.00%	03/01/17	02/10/25	Mezzanine	726,932	696,548
Carestream Dental Technology, Inc. +, a	Cash 6.25% + SFv	08/30/24	08/30/30	Senior	3,513,857	3,566,565
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	1,791,000	1,781,490
Cedar Fair, L.P. +, a	Cash 2.00% + SFvv	05/23/24	05/01/31	Senior	2,992,500	2,991,752
Cengage Learning, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	03/28/24	03/18/31	Senior	2,487,500	2,495,684
Central Parent LLC +, a, f	Cash 3.25% + SFvv	05/28/24	07/06/29	Senior	1,000,000	2,972,515
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	992,500	983,404
Chariot Buyer LLC +, a	Cash 3.75% + SF (0.50% Floor)[v]	02/08/24	11/03/28	Senior	995,000	993,846
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	4,066,864	4,098,769
Charter NEX US, Inc. +, a	Cash 3.50% + SF (0.75% Floor)[v]	05/31/19	12/01/27	Senior	1,412,578	1,414,273
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SFvv	06/16/23	06/16/27	Senior	7,340	7,313
Cheniere Energy Partners +, a	Cash 3.50% + SF (0.50% Floor)vvvv	06/09/21	06/04/28	Senior	7,898,431	7,899,497
Citadel Securities LP +, a	Cash 2.25% + SFv	05/22/24	07/29/30	Senior	5,969,627	5,972,671
Clarios Global LP +, a	Cash 3.00% + E#	05/16/24	04/30/26	Senior	7,622,168	7,828,604
Clydesdale Acquisition Holdings, Inc. +, a	Cash 3.675% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	5,309,787	5,289,450
CNT Holdings I Corp. +, a	Cash 3.50% + SF (0.75% Floor)vv	02/15/24	11/08/27	Senior	1,691,500	1,697,361
CommScope, Inc. +, a	Cash 3.25% + SFv	04/26/19	04/06/26	Senior	2,949,512	2,864,094
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	1,653,250	3,655,077
Conservice Midco, LLC +, a	Cash 4.00% + SFvv	05/18/20	05/13/27	Senior	1,632,435	1,638,589
Convergint Tech LLC +, a	Cash 6.75% + SF (0.76% Floor)[v]	04/12/21	03/30/29	Second Lien	1,400,000	1,320,816
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	2,984,536	2,927,755
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,700,000	1,683,536
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)[v]	10/22/21	10/16/28	Senior	1,170,000	1,102,140

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)[v]	09/07/23	10/16/28	Senior	$2,962,500	$2,952,758
CPI Holdco B, LLC +, a	Cash 2.00% + SFv	05/23/24	05/17/31	Senior	1,000,000	995,940
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	10,007,313	8,364,088
Critical Start, Inc. +, a	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.125%	03/27/23	05/17/28	Senior	4,720,775	4,618,181
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	02/07/24	01/30/31	Senior	7,381,500	7,435,939
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	2,004,310	1,843,965
CSC Holdings, LLC +, a	Cash 4.50% + SFv	12/07/18	01/15/26	Senior	950,456	926,523
Datix Bidco Limited +, a	Cash 5.50% + S>>>	04/25/24	04/30/31	Senior	901,982	952,890
DCert Buyer, Inc. +, a	Cash 4.00% + SFv	10/24/19	10/16/26	Senior	1,918,618	1,865,856
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	957,500	939,489
Delta TopCo, Inc. +, a	Cash 3.50% + SFvv	05/13/24	12/24/29	Senior	2,892,750	2,892,548
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,395,107	4,534,772
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	9,973,539	9,789,510
Dentive, LLC +, a, e	Cash 6.75% + SFvv	05/03/24	12/23/28	Senior	3,371,890	3,309,672
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,560,000	1,510,135
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)[v]	04/23/21	03/31/28	Senior	9,216,661	9,202,836
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	439,407	433,851
Diligent Corporation +, a	Cash 5.00% + SFvv + PIK 3.00%	05/02/24	08/02/30	Senior	3,575,690	3,566,751
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	20,857,887	20,841,176
Discovery Energy Holding Corporation +, a	Cash 4.75% + SFvv	05/14/24	01/30/31	Senior	4,788,000	4,838,872
Eagle Broadband Investments, LLC +, a	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	4,974,160	4,969,808
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	09/13/21	11/09/27	Senior	1,644,750	1,651,814
Eisner Advisory Group LLC +, a	Cash 4.00% + SF (0.50% Floor)[v]	03/01/24	02/28/31	Senior	2,580,533	2,592,996
Element Materials Technology +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	1,873,302	1,880,336
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	4,058,820	4,074,061
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	2,978,410	2,640,941
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,556,000	1,562,372
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)[v]	06/02/22	04/26/29	Senior	6,904,772	6,940,538
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	13,983,162	13,983,162
Evergreen Services Group, LLC +, a, e	Cash 5.75% + SFvv	02/26/24	06/15/29	Senior	294,686	292,591
Explorer Holdings, Inc. +, a	Cash 8.00% + SF (0.50% Floor)[v]	02/04/20	02/04/28	Second Lien	19,491,899	18,322,384
Fiesta Purchaser, Inc. +, a	Cash 4.00% + SFv	02/15/24	02/12/31	Senior	6,284,250	6,295,687
Filtration Group Corp. +, a	Cash 3.50% + SF (0.50% Floor)[v]	11/01/21	10/21/28	Senior	2,037,000	2,039,821
First Student Bidco Inc. +, a	Cash 3.00% + SF (0.98% Floor)vv	08/11/21	08/21/28	Senior	1,019,087	1,021,563
First Student Bidco, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	2,017,964	2,023,150
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)vv	12/10/21	11/22/28	Senior	3,325,554	3,338,773
Foundation Building Materials, Inc. +, a	Cash 4.00% + SFv	03/06/24	01/29/31	Senior	3,850,638	3,757,010
Genesys Cloud Services Holdings I, LLC +, a	Cash 3.75% + SF (0.75% Floor)[v]	03/15/24	12/01/27	Senior	4,875,500	4,885,275
GHX Ultimate Parent Corp. +, a	Cash 4.00% + SF (0.50% Floor)vv	01/01/21	06/30/27	Senior	2,676,071	2,691,124

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Global Medical Response, Inc. +, a, f	Cash 4.75% + SFvv	04/18/24	10/31/28	Senior	$2,787,709	$2,776,168
Global Medical Response, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	03/27/24	03/14/25	Senior	3,023,149	3,010,164
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	4,101,888	2,425,425
Grant Thornton Advisors LLC +, a	Cash 3.25% + SFvv	06/05/24	06/02/31	Senior	3,900,000	3,909,497
Great American Outdoors Group, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	05/14/21	03/06/28	Senior	1,732,905	1,734,889
GTCR W Merger Sub, LLC +, a	Cash 3.00% + SFvv	02/06/24	01/31/31	Senior	1,800,000	1,803,375
Gurobi Optimization, LLC +, a, e, f	Cash 4.75% + SFvv	09/10/24	09/10/31	Senior	720,308	(7,145)
Gurobi Optimization, LLC +, a, e	Cash 4.75% + SFvv	09/10/24	09/10/31	Senior	8,643,692	8,557,255
Heartland Dental Holdings, Inc. +, a	Cash 5.00% + SF (0.75% Floor)vv	05/15/18	04/28/28	Senior	8,439,233	8,372,079
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,820,000	11,515,547
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)[v]	11/05/21	11/19/27	Second Lien	3,600,000	3,105,000
Help/Systems Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)[v]	05/25/21	11/19/26	Senior	4,051,515	3,874,261
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)[v]	12/19/23	12/19/29	Senior	371,891	367,189
High Bar Brands Operating, LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,548,560	2,074,758
Howden Group Holdings Ltd. +, a	Cash 4.00% + SF (0.50% Floor)vv	02/14/24	04/18/30	Senior	1,385,930	1,388,182
Hub International Ltd. +, a	Cash 3.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,091,771	1,091,279
Husky Injection Molding Systems Ltd. +, a	Cash 9.00%	02/01/24	02/01/29	Senior	200,000	210,680
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/01/29	Senior	7,223,208	9,688,107
Idera, Inc. +, a, b	Cash 3.50% + SF (0.75% Floor)vv	12/17/18	03/02/28	Senior	1,229,194	1,206,725
Indy US Bidco, LLC +, a	Cash 3.75% + SFvv	03/29/21	03/06/28	Senior	965,150	956,020
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)[v]	03/07/24	01/29/26	Senior	3,283,500	3,289,673
Ineos US Finance, LLC +, a	Cash 3.25% + SFvv	06/05/24	02/18/30	Senior	4,000,000	4,002,860
INNIO Group Holdings GmbH +, a	Cash 4.25% + SFvv	02/08/24	11/02/28	Senior	2,499,076	2,512,621
INNIO Group Holdings GmbH +, a	Cash 3.25% + E##	11/30/18	11/02/28	Senior	1,103,751	1,081,489
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,812,018	1,714,622
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/30/27	Senior	262,981	122,944
KDC/ONE Development Corporation, Inc. +, a	Cash 4.50% + SFv	06/11/24	08/15/28	Senior	2,200,000	2,204,477
Kene Acquisition, Inc. +, a, e	Cash 5.50% + SF (1.00% Floor)vv	02/13/24	02/07/31	Senior	3,634,823	3,576,627
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFvv	10/05/18	02/08/28	Senior	8,241,262	8,237,801
Knowlton Development Corp. Inc. +, a	Cash 4.50% + SFv	06/24/22	12/22/25	Senior	1,476,919	1,479,924
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	07/30/26	Second Lien	3,212,308	2,443,924
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	1,989,770	1,994,336
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	9,803,658	9,626,996
Magenta Buyer LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	08/02/21	07/27/28	Senior	1,662,701	1,579,566
Mamba Purchaser, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	06/07/24	10/16/28	Senior	2,786,000	2,786,348
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,470,940
Mavis Tire Express Services Topco, Corp. +, a	Cash 3.75% + SF (0.75% Floor)[v]	04/17/24	05/04/28	Senior	1,492,500	1,493,433
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,987,500	4,739,571
McAfee Corp. +, a	Cash 3.50% + E#	06/07/24	03/01/29	Senior	10,632,998	10,977,497
McAfee Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	03/09/22	03/01/29	Senior	3,154,500	3,146,835

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Medline Borrower, L.P. +, a	Cash 2.75% + SF (0.50% Floor)[v]	11/03/21	10/23/28	Senior	$977,020	$978,808
Medline Borrower, L.P. +, a	Cash 2.25% + SF (0.50% Floor)[v]	06/05/24	10/23/28	Senior	3,400,000	3,399,694
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	8,479,734	8,365,639
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)vv	04/08/22	01/28/29	Senior	1,657,596	1,658,118
Motion Acquisition Limited +, a	Cash 3.50% + SFvv	01/24/24	11/12/29	Senior	4,975,031	4,796,552
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	1,989,822	1,633,514
National Mentor Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	04/26/21	03/02/28	Senior	—	1,928,400
National Spine & Pain Centers, LLC +, a	Cash 8.50% + SFvv	04/01/23	02/13/26	Senior	536,542	1,128
Navicure, Inc. +, a	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	2,545,505	2,550,291
Nelipak Holding Company +, a	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,765,752	2,719,557
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	—	437,225
NEP Group, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	12/06/21	08/19/26	Senior	1,898,181	1,824,627
NEP Group, Inc. +, a	Cash 3.25% + SFvv + PIK 1.50%	02/10/22	08/19/26	Senior	1,068,566	1,027,827
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,892,750	2,908,573
NSM Top Holdings Corp. +, a	Cash 5.25% + SFvv	11/26/19	11/16/26	Senior	1,432,500	1,437,915
NSPC Intermediate II, LLC +, a	Cash 8.50% + SFvv	03/01/24	03/01/25	Senior	20,494	20,961
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	05/08/23	02/13/26	Senior	75,749	9,446
nThrive Health Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	05/24/22	12/18/28	Senior	1,950,000	1,362,153
Oceankey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,852,500	1,854,427
Odyssey Logistics & Technology Corp. +, a	Cash 4.50% + SF (0.50% Floor)[v]	08/10/23	10/12/27	Senior	2,498,958	2,482,952
Olympus Water US Holding Corp. +, a	Cash 5.00% + SF (1.50% Floor)vv	05/24/23	11/09/28	Senior	1,377,120	1,378,676
OneDigital Borrower, LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/11/20	11/16/27	Senior	—	—
OneDigital Borrower, LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	06/13/24	06/13/31	Senior	5,286,750	5,251,514
Oscar AcquisitionCo, LLC +, a	Cash 4.50% + SF (0.50% Floor)vv	02/08/24	04/29/29	Senior	7,454,373	7,375,170
Ovation Parent, Inc. +, a	Cash 3.50% + SFvv	04/24/24	03/27/31	Senior	1,300,000	1,305,961
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	1,596,000	1,597,412
PAI Holdco, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	11/09/20	10/22/27	Senior	1,157,999	1,067,217
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,535,092	13,505,023
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	7,245,107	7,155,727
Pediatric Associates Holding Company, LLC +, a	Cash 3.25% + SFvv	08/05/24	12/29/28	Senior	3,979,592	3,879,823
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)[v]	04/12/21	02/01/28	Senior	891,330	859,020
PetSmart LLC +, a	Cash 3.75% + SF (0.75% Floor)[v]	05/22/24	02/11/28	Senior	5,984,576	5,942,355
Pre-Paid Legal Services, Inc. +, a	Cash 3.75% + SF (0.50% Floor)[v]	01/18/22	12/14/29	Senior	10,729,836	10,734,557
Premier Care Dental Management, LLC +, a, e	Cash 5.25% + SFv	05/31/24	08/05/28	Senior	2,714,836	1,451,137
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	740,250
Primary Products Finance, LLC +, a	Cash 3.50% + SF (0.50% Floor)vv	06/06/24	04/01/29	Senior	2,586,967	2,592,025
ProAmpac PG Borrower, LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/26/23	09/15/28	Senior	1,992,757	1,998,237
Procera Networks, Inc. +, a	Cash 4.50% + SFv	11/20/18	10/31/25	Senior	1,128,717	208,530
Project Alpha Intermediate Holding, Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	10/31/23	10/28/30	Senior	4,484,000	4,499,021
Project Alpha Intermediate Holding, Inc. +, a	Cash 3.75% + SFvv	05/16/24	10/28/30	Senior	1,884,000	1,890,311
Project Boost Purchaser, LLC +, a	Cash 3.50% + SFvv	07/29/24	07/16/31	Senior	1,036,150	1,036,766
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,947,500	2,656,744

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Project Ruby Ultimate Parent Corp. +, a	Cash 3.50% + SFv	02/23/24	03/10/28	Senior	$3,084,500	$3,087,970
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	7,993,115	7,955,032
Prometric Holdings, Inc. +, a	Cash 3.00% + SF (1.00% Floor)[v]	10/26/23	01/31/28	Senior	5,850,272	5,894,149
PT Intermediate Holdings III, LLC +, a	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	27,081,306	27,081,306
PT Intermediate Holdings III, LLC +, a, e	Cash 6.75% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	565,957	565,957
Radiology Partners, Inc. +, a	Cash 4.00% + SFvv	01/01/21	01/31/29	Senior	2,144,772	2,105,898
Radwell Parent, LLC +, a, e	Cash 5.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	222,730
Radwell Parent, LLC +, a	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,898,809	13,968,303
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,896,458	5,925,940
Rand Parent, LLC +, a, e	Cash 3.75% + SFvv	08/09/24	03/17/30	Senior	2,586,951	5,596,133
Raptor Parent, LLC +, a, e	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,534,749	1,542,423
Recess Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)vv	03/01/24	02/20/30	Senior	6,368,000	8,901,976
Recorded Books Inc. +, a	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	—
Red Planet Borrower, LLC +, a, f	Cash 3.75% + SF (0.50% Floor)[v]	10/04/21	10/02/28	Senior	6,096,981	6,678,239
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)vv	05/10/21	04/27/28	Senior	1,083,705	834,962
Redstone Holdco 2 L.P. +, a	Cash 7.75% + SF (0.75% Floor)vv	05/03/21	04/16/29	Second Lien	2,500,000	1,871,250
Rent-A-Center, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	03/02/21	02/17/28	Senior	917,363	916,890
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,412,500	3,244,537
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	391,832	31,674
Riverside Assessments, LLC +, a	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	2,703,393	2,647,368
RL Datix Holdings (USA), Inc. +, a	Cash 5.50% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,361,838
Rocket Software, Inc. +, a	Cash 4.25% + SFv	12/05/18	11/28/28	Senior	5,742,477	5,752,900
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)[v]	08/03/21	07/26/28	Senior	1,842,840	1,846,987
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)[v]	11/20/23	11/14/30	Senior	1,937,881	5,781,944
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)[v]	08/09/21	12/17/27	Senior	1,118,754	1,048,362
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	08/09/21	12/17/27	Senior	712,020	667,220
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	04/17/20	03/16/27	Senior	785,967	786,726
Sedgwick Claims Management Services, Inc. +, a	Cash 3.75% + SFvv	08/09/24	02/24/28	Senior	1,750,000	1,748,740
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,439,444	1
Skopima Consilio Parent LLC +, a	Cash 4.00% + SF (0.76% Floor)vvvv	05/18/21	04/30/28	Senior	4,546,130	4,544,720
Skopima Consilio Parent LLC +, a	Cash 4.50% + SF (0.50% Floor)[v]	10/11/23	05/12/28	Senior	8,237,750	8,257,068
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SF (1.00% Floor)vv	06/04/24	06/28/28	Senior	578,791	592,175
Sound Inpatient Physicians, Inc. +, a	Cash 3.50% + SFv	07/01/24	06/28/28	Senior	1,150,936	1,035,842
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)[v]	08/16/21	08/11/28	Senior	4,639,168	4,643,134
Spring Education Group, Inc. +, a	Cash 4.50% + SFvv	09/29/23	10/04/30	Senior	4,472,253	4,510,268
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	3,750,953	3,754,629
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFvv	06/05/19	07/30/25	Senior	938,137	946,111
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFvvvv	06/05/19	07/30/25	Senior	2,334,363	2,354,205
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)[v]	04/24/20	03/17/27	Senior	1,834,852	1,846,898
Surgery Center Holdings, Inc. +, a	Cash 3.50% + SFv	01/02/24	12/19/30	Senior	892,604	894,130
Tacala Investment Corp. +, a	Cash 4.00% + SF (0.75% Floor)[v]	02/08/24	01/31/31	Senior	2,388,000	2,395,594
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	03/31/22	03/26/26	Senior	21,061,215	21,292,174
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	5,400,000	5,216,076

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Thevelia (US), LLC +, a	Cash 3.75% + SFvv	03/29/23	06/18/29	Senior	$6,819,139	$6,837,039
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)[v]	06/28/22	06/28/29	Senior	15,338,665	15,142,401
Tivity Health, Inc. +, a	Cash 5.00% + SFv	07/15/24	06/28/29	Senior	5,203,958	5,137,371
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)[v]	02/26/19	02/25/25	Mezzanine	21,681,108	21,559,040
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)[v]	04/30/21	04/16/28	Senior	967,500	969,769
Trident TPI Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)[v]	09/22/21	09/15/28	Senior	1,654,519	1,659,052
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	10,303,847	10,332,748
Triton Water Holdings, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	04/19/21	03/31/28	Senior	1,354,504	1,353,692
Truist Insurance Holdings, LLC +, a	Cash 3.25% + SFvv	05/10/24	05/06/31	Senior	1,900,000	1,901,425
UKG Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	07/13/20	05/04/26	Senior	3,949,121	3,953,742
Upstream Newco, Inc. +, a	Cash 4.25% + SFv	08/04/21	11/20/26	Senior	6,157,606	5,360,965
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	2,932,943	2,941,654
Verde Purchaser, LLC +, a	Cash 4.125%	05/02/24	11/15/28	Senior	5,000,000	4,917,869
Verde Purchaser, LLC +, a	Cash 4.50% + SFvv	05/10/24	11/30/30	Senior	6,683,250	6,636,601
Virtusa Corp. +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	3,040,720	3,043,001
Vision Solutions, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	05/06/21	04/24/28	Senior	3,783,000	3,691,130
Vision Solutions, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	09/07/21	04/23/29	Second Lien	2,300,000	2,166,313
Vortex Opco, LLC +, a	Cash 4.25% + SFv	09/03/24	12/17/28	Senior	614,428	447,764
VS Buyer, LLC +, a	Cash 3.25% + SFvv	04/10/20	02/28/27	Senior	3,810,450	3,819,976
Waystar Technologies, Inc. +, a	Cash 2.75% + SFv	06/24/24	10/22/29	Senior	451,922	452,772
Weld North Education LLC +, a	Cash 3.50% + SF (0.75% Floor)vv	01/06/21	12/21/27	Senior	8,212,021	8,219,741
Whatabrands LLC +, a	Cash 2.75% + SFv	06/10/24	08/03/28	Senior	2,985,000	2,984,269
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	2,900,000	4,571,907
Windsor Holdings III, LLC +, a	Cash 4.50% + SFv	08/07/23	08/01/30	Senior	2,278,064	2,291,699
Woof Holdings, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	01/08/21	12/22/28	Second Lien	7,200,000	3,484,800
Woof Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	09/26/23	12/21/27	Senior	2,964,168	2,003,274
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,625,750	2,641,478
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)[v]	12/01/23	12/01/29	Senior	6,114,738	5,853,547
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	03/22/29	Senior	7,657,439	7,679,569
Total North America (6.61%)						1,029,236,338

Rest of World (0.03%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,437,714	5,619,376
Total Rest of World (0.03%)						5,619,376

Western Europe (4.36%)
Acuris Finance US, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	03/11/21	02/16/28	Senior	420,430	419,030
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	14,770,114	15,940,425
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + SF (0.50% Floor)vv	09/15/21	09/07/28	Senior	2,237,123	2,239,920
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + SFv	08/23/19	07/31/26	Senior	4,760,193	4,498,382
Albion Financing 3 S.à.r.l +, a	Cash 5.51% + SF (0.50% Floor)vv	01/14/22	08/17/26	Senior	3,927,656	3,957,114
Alcumus +, a, e	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	1,984,236	1,892,069
Altice France S.A. +, a	Cash 5.50% + SFvv	01/27/21	08/14/26	Senior	3,795,309	3,100,293
Amer Sports Company +, a	Cash 3.25% + SFvv	02/26/24	02/17/31	Senior	1,995,250	2,002,732
Anticimex Global AB +, a	Cash 3.40% + SFvv	06/18/24	11/16/28	Senior	2,686,500	2,691,537
Artemis Acquisitions (UK) Limited +, a	Cash 3.75% + E##	06/25/24	06/26/31	Senior	4,000,000	4,474,851
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,924,642
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	2,674,000	2,548,656

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	$36,733,592	$34,273,397
Athena Bidco +, a	Cash 4.00% + E###	03/06/24	04/14/31	Senior	3,691,558	3,824,136
Athena BidCo GmbH +, a	Cash 2.75% + E###	05/22/24	03/31/27	Senior	5,414,368	5,586,839
Auris Luxembourg III S.à.r.l. +, a, e	Cash 3.75% + SFvvv	04/04/19	02/27/26	Senior	5,287,146	5,295,421
Auris Luxembourg III S.à.r.l. +, a	Cash 4.50% + E###	06/12/24	02/27/26	Senior	4,339,194	4,476,592
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,108,879
Barentz International B.V. +, a	Cash 4.00% + SFvv	03/01/24	03/30/31	Senior	2,194,500	2,206,394
Biscuit Holding S.A.S +, a	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,325,208	4,170,106
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	5,401,976	5,216,009
Breeze Buyer B.V. +, a	Cash 6.00% + E##	01/10/24	01/10/31	Senior	19,233,629	19,507,199
Breeze Buyer B.V. +, a	Cash 5.75% + E##	01/10/24	01/10/31	Senior	1,301,506	1,334,263
CAB +, a	Cash 3.50% + E##	06/12/24	02/09/28	Senior	10,759,524	10,651,798
Casper Bidco SAS +, a	Cash 3.88% + E#	03/01/24	03/21/31	Senior	6,305,908	6,614,400
CD&R Firefly Bidco Limited +, a	Cash 6.00% + S>>	08/31/18	06/23/25	Senior	7,113,072	7,387,878
CD&R Firefly Bidco Limited +, a, f	Cash 5.75% + S>>	03/16/24	06/21/28	Senior	1,907,075	8,725,026
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + SFv	02/28/22	08/31/30	Mezzanine	7,520,983	7,488,845
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	1,060,313	1,060,381
Chrysaor Bidco S.à.r.l. +, a, f	Cash 3.50% + SFvv	05/15/24	05/14/31	Senior	192,814	193,827
Chrysaor Bidco S.à.r.l. +, a	Cash 3.50% + SFvv	05/15/24	07/17/31	Senior	2,607,186	2,620,873
Cidron Kuma 2 S.à.r.l. +, a	Cash 13.00% + E (0.50% Floor)####	01/01/21	02/28/26	Second Lien	1,209,477	1,025,981
Cimpress plc +, a	Cash 3.00% + SFv	05/17/24	05/17/28	Senior	6,368,000	6,383,920
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,243,770
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	955,575
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	29,568,318
Constellation HoldCo GmbH +, a, e	Cash 5.15% + E##	08/08/24	08/08/31	Senior	1,110,043	1,108,812
CTEC III GmbH +, a	Cash 3.50% + E##	03/29/18	03/07/25	Senior	14,737,672	14,599,006
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	9,473,132	9,532,823
Dorna Sports, S.L. +, a	Cash 3.25% + E###	06/25/24	03/30/29	Senior	5,374,619	5,595,824
Dragon Bidco Limited +, a	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	8,941,459	9,114,424
Eagle Bidco Limited +, a	Cash 3.75% + E#	09/07/23	03/20/28	Senior	7,386,454	7,709,414
Envirotainer +, a, e	Cash 5.75% + E##	07/29/22	07/27/29	Senior	8,191,195	8,910,143
Envirotainer +, a	Cash 5.75% + SF (0.75% Floor)vv	07/29/22	07/27/29	Senior	4,089,559	4,063,030
Europa University Education Group +, a	Cash 3.75% + E###	06/13/24	06/13/31	Senior	3,300,000	3,706,891
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	1,749,645	1,812,017
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,629,544
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	2,388,000	2,395,964
Froneri International Limited +, a, e	Cash 2.25% + SFv	07/05/24	01/29/27	Senior	3,979,221	3,972,834
Fusilli AcquiCo S.à.r.l. +, a	Cash 5.25% + E###	01/27/22	04/12/26	Senior	6,845,735	7,016,145
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/28/24	Senior	459,370	408,770
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/28/24	Senior	513,326	456,783
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	01/19/24	01/19/31	Senior	3,676,000	3,585,742
HNVR Holdco Limited +, a	Cash 5.25% + E###	01/25/22	09/12/27	Senior	3,321,745	3,365,548
HNVR Holdco Limited +, a	Cash 4.25% + E###	03/22/24	09/12/27	Senior	6,567,909	6,843,281
Holding Socotec SAS +, a	Cash 4.00% + SF (0.75% Floor)vv	09/10/21	06/30/28	Senior	1,455,000	1,455,909

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
HomeVi SAS +, a	Cash 3.25% + E##	05/10/24	10/31/26	Senior	$5,715,208	$10,754,155
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	8,719,377	8,670,330
Hunter Holdco 3 Limited +, a	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,246,618
IGT Holding IV AB +, a	Cash 5.31% + SF (0.50% Floor)vv	07/21/21	03/31/28	Senior	1,833,500	1,833,500
Inception Finco S.à r.l. +, a	Cash 4.50% + SFvv	03/15/24	04/18/31	Senior	1,097,250	1,106,165
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,975,000	1,979,938
Infinity Bidco 1 Limited +, a	Cash 3.40% + E#	07/03/24	07/06/28	Senior	3,241,938	3,328,998
International Park Holdings B.V. +, a	Cash 5.00% + E###	11/16/21	12/14/26	Senior	2,967,557	2,929,672
ION Trading Finance Limited +, a	Cash 4.75% + SF (1.00% Floor)vv	05/25/21	04/01/28	Senior	1,626,341	1,628,992
Kouti B.V. +, a	Cash 3.175% + E##	05/20/24	08/31/28	Senior	12,074,093	12,417,679
Lernen Bidco Ltd. +, a	Cash 4.25% + E###	06/16/23	04/24/29	Senior	6,523,196	6,719,275
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)vv	07/09/21	04/21/27	Senior	1,251,730	1,245,471
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,341,675	1,333,712
Lorca Holdco Limited +, a	Cash 3.50% + E###	07/02/24	03/25/31	Senior	11,600,226	14,980,913
Lorca Holdco Limited +, a	Cash 3.50% + SFvvv	07/23/24	03/25/31	Senior	4,378,000	4,393,498
Mar Bidco S.à.r.l. +, a	Cash 4.25% + SFvv	07/30/21	07/06/28	Senior	2,910,000	2,822,700
Matador Bidco S.à.r.l. +, a	Cash 4.25% + SFv	08/01/24	07/16/29	Senior	8,523,676	8,555,640
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	5,423,992	5,510,212
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,173,110	1,174,700
Nouryon Finance B.V. +, a	Cash 3.50% + E#	06/20/24	04/03/28	Senior	2,251,627	2,349,660
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,376,045	2,384,456
One Hotels GmbH +, a	Cash 4.50% + E##	06/12/24	04/02/31	Senior	6,725,751	6,948,857
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	32,102,236	34,161,503
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	2,460,088	2,467,013
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + E##	06/06/24	02/26/29	Senior	7,614,628	7,837,826
Pegasus BidCo B.V. +, a	Cash 3.75% + SF (0.50% Floor)vv	08/08/22	07/12/29	Senior	6,984,933	7,004,596
Piolin II S.à.r.l. +, a	Cash 4.50% + E##	06/11/24	09/16/29	Senior	10,240,413	10,643,946
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,892,750	2,901,428
Platin2025 Acquisition S.à.r.l. +, a	Cash 3.90% + E##	05/28/24	12/29/28	Senior	6,524,382	6,681,436
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,405,746	9,335,671
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	11,935,918	12,279,258
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,391,118
Rohm Holding GmbH +, a	Cash 4.50% + E### + PIK 0.25%	06/28/24	01/31/29	Senior	6,433,497	6,306,286
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	2,271,578	2,245,239
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	14,200,028
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	08/03/29	Senior	15,740,503	16,040,379
Sigma Holdco B.V. +, a	Cash 4.75% + SFvvv	09/20/23	01/02/28	Senior	5,890,753	5,876,556
Sigma Holdco B.V. +, a	Cash 4.25% + SFvvv	08/26/24	01/03/28	Senior	2,992,474	2,985,262
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	6,537,633	6,633,283
Skywalker BidCo GmbH +, a, e	Cash 6.00% + E###	12/20/23	12/20/30	Senior	724,157	743,453
Speedster BidCo GmbH +, a	Cash 2.50% + E###	06/17/24	03/31/27	Senior	10,722,920	11,180,263
Sport Group Holding GMBH +, a	Cash 4.25% + E##	06/07/24	06/06/31	Senior	2,600,000	2,916,634
Starfruit Finco B.V. +, a	Cash 3.50% + SFvv	11/14/18	10/01/25	Senior	2,722,548	2,731,491
Summer (BC) Bidco B LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	970,169	973,807
team.blue Finco S.à.r.l. +, a	Cash 3.20% + E#	06/25/21	03/27/28	Senior	11,959,050	11,900,716
TK Elevator Midco GmbH +, a	Cash 3.50% + SF (0.5% Floor)vvv	03/11/24	04/30/30	Senior	3,374,564	3,384,586
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvv	07/25/23	05/03/28	Senior	1,389,518	1,397,618
Touchdown Acquirer Inc. +, a, e	Cash 3.25% + SFvv	03/11/24	02/07/31	Senior	3,855,689	3,856,286
UPC Financing Partnership +, a	Cash 2.925% + SFv	07/08/24	01/31/29	Senior	5,000,000	4,981,950

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Vertical Midco GmbH +, a	Cash 3.50% + SFvv	09/09/20	07/30/27	Senior	$3,842,677	$3,854,090
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,565,050
Virgin Media Bristol, LLC +, a	Cash 2.50% + SFv	02/07/18	01/31/28	Senior	5,486,250	5,267,405
ZF Invest +, a	Cash 3.475% + E###	06/04/24	07/12/28	Senior	5,222,419	5,322,057
Ziggo Financing Partnership +, a	Cash 2.50% + SFv	02/27/20	04/30/28	Senior	10,000,000	9,773,450
Total Western Europe (4.36%)						679,047,207

Total Direct Debt (11.43%)						$1,781,491,597

Total Direct Investments (66.64%)						$10,381,914,581

Private Equity Investments (continued) Secondary Investments *, c (12.64%)	Acquisition Date	Fair Value
Asia - Pacific (0.96%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$5,942,112
Archer Capital Fund 5 +, a, e	09/30/24	242,977
Crescent Capital Partners IV, LP +, a, e	09/30/24	236,399
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	209,701
KV Asia Capital Fund I L.P. +, a, e	09/30/24	2,192,317
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	86,329,292
The Baring Asia Private Equity Fund VII, L.P. +, a, e	03/31/24	4,884,137
TPG Asia VII (B), L.P. +, a, e	12/07/18	16,596,156
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	24,141
TRG Growth Partnership II, L.P. +, a, e	07/08/10	63,447
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	29,357,823
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,697,748
Total Asia - Pacific (0.96%)		149,776,250

North America (8.57%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	3,503
ACP Investment Fund, L.P. +, a, e	09/30/24	269,213
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	2
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	36,347,621
ASP SEC Exchange Fund II LP +, a, e	09/30/24	8,533,169
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	112,451,881
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,520,491
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	266,733
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,906,167
Berkshire Fund VIII, L.P. +, a, e	09/03/21	15,583,566
Berkshire Fund VIII, L.P. +, a, e	09/30/24	797,889
Berkshire Fund X-A, L.P. +, a, e	09/03/21	16,052,502
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	11,403
Carlyle Partners VII, L.P. +, a, e	02/15/23	31,600,409
Carlyle Partners VIII, L.P. +, a, e	03/10/23	4,577,250
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	129,560
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	33,400
Cortec Group Fund V, L.P. +, a, e	09/30/24	106
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	6,003,725
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	4,130,907
EETF Sidecar, L.P. +, a, e	04/30/21	5,452,025
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,063,646
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	2,518,693
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	3,064,887

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Energy Capital Partners III, L.P. +, a, e	02/01/21	$6,328,257
Fengate Everest Continuation Fund L.P. +, a, d, e	06/17/24	18,301,124
Frazier Healthcare VI, L.P. +, a	06/30/12	134,136
FS Equity Partners V, L.P. +, a, e	08/07/12	13,261
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	86,496,197
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	7,776,312
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	1,681,182
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	2,596,074
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1,547
Genstar IX Opportunities Fund I +, a, e	03/31/24	1,259,782
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	47,525,259
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	31,599,235
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	110,939
Gryphon Partners IV L.P. +, a, e	02/08/16	15,061,081
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	123,379
Icon Partners IV, L.P. +, a, e	05/26/21	31,827,014
Icon Partners V, L.P. +, a, e	12/27/21	95,382,096
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	383,971
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	59,078,972
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	122,073,864
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	54,939,424
Lee Equity Partners II, L.P. +, a, e	06/30/17	6,716,584
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	6,029,409
LEP Captive Co-Invest II, L.P. +, a	07/01/22	18,350,630
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	1,919
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	9,212,681
Mainsail Partners III, L.P. +, a, e	09/30/24	368,022
Marlin Equity III, L.P. +, a, e	09/30/24	33,754
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	125,330
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,664,017
NGP Natural Resources X, L.P. +, a, e	09/30/24	297,062
Northgate Growth Fund, L.P. +, a	12/20/19	8,089,356
NVP VIII PG, L.P. +, a, e	05/31/19	84,426,614
Oak Investment Partners XII, L.P. +, a	06/28/12	1,683
Providence Equity Partners IV, L.P. +, a, e	06/30/11	976
Providence Equity Partners V, L.P. +, a, e	06/30/11	7,072
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	96,086
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,174,843
PT2, L.P. +, a, e	12/21/21	12,875,394
Redpoint Omega II, L.P. +, a	09/30/24	2,681,172
Redpoint Ventures IV, L.P. +, a	09/30/24	596,448
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	71,815,269
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	924,059
Samson Partners, L.P. +, a, e	12/21/20	50,467,810
Sigma Partners 6, L.P. +, a	09/30/24	565,941
Sigma Partners 7, L.P. +, a	09/30/24	220,673
Sigma Partners 8, L.P. +, a	09/30/24	498,375
Silver Lake Partners III, L.P. +, a, e	03/31/13	968,388
Silver Lake Partners V, L.P. +, a, e	09/30/20	10,145,803
Silver Lake Partners VI, L.P. +, a, e	09/30/22	43,668,918
SL SPV-1, L.P. +, a	12/01/17	3,695,269
SL SPV-2, L.P. +, a	06/30/10	7,105,822
STG IV, L.P. +, a, e	09/30/24	374,457
Sun Capital Partners V, L.P. +, a, e	09/30/13	1,463,460
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	47,814

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	$3,221,205
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	13,743
TA XI, L.P. +, a, e	09/30/15	782,347
TCV VII (A), L.P. +, a, e	09/30/13	282,542
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	209,065
TPG Healthcare Partners, L.P. +, a, e	04/01/24	3,247,547
TPG Partners V, L.P. +, a, e	07/11/11	5,054
TPG Partners VI, L.P. +, a, e	12/31/12	325,932
TPG Partners VIII, L.P. +, a, e	04/01/24	8,457,520
Trident VIII, L.P. +, a, e	09/30/22	31,529,831
TSCP CV II, L.P. +, a, e	09/09/24	—
TSCP CV II, L.P. +, a	09/09/24	4,016,292
Vistria Fund III, L.P. +, a, e	07/29/19	15,974,816
Vistria Fund IV, L.P. +, a, e	10/01/22	42,534,331
Vistria Fund V, L.P. +, a, e	03/31/23	2,557,739
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	231,301
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	9,940
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	29,061,110
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	5,314,841
Total North America (8.57%)		1,335,498,120

Rest of World (0.05%)
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	6,542,978
Victoria South American Partners II, L.P. +, a, e	09/30/24	629,329
Total Rest of World (0.05%)		7,172,307

Western Europe (3.06%)
3i Eurofund Vb, L.P. +, a	09/30/09	17,955
3i Growth Capital B, L.P. +, a, e	10/01/14	64,998
Abingworth Bioventures III, L.P. +, a, e	09/30/15	3,668
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	394
Advent International GPE VI, L.P. +, a	09/30/10	278,011
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	436,442
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, d, e	12/15/23	14,330,350
Apax Europe VI - A, L.P. +, a, e	07/01/11	34,398
Apax Europe VII - B, L.P. +, a, e	04/30/11	7,323
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	27,726,586
Astorg V FCPR +, a, e	09/30/24	9,138
BC European Capital IX, L.P. +, a, e	09/30/14	2,001,109
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	12,253
Carlyle Europe Partners III, L.P. +, a, e	12/28/12	273,768
CCP IX L.P. No.2 +, a	09/30/14	42,012
CD&R Value Building Partners I, L.P. +, a	12/17/21	64,955,297
Charterhouse Capital Partners IX +, a, e	09/30/24	22,107
CVC Capital Partners Pachelbel (A) SCSp +, a, e	07/08/24	1,359,055
CVC Capital Partners VII L.P. +, a, e	03/31/24	12,747,550
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	11,096,024
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	70,226,746
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	257,984
EPIC I-b Fund SLP +, a, e	11/30/20	27,602,242
ESP Golden Bear Europe Fund +, a, e	12/31/16	404,467
F2i III +, a, e	07/01/24	7,606,351
Galileo III FCPR +, a, e	09/30/15	30,843
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	242,727
HitecVision Asset Solutions, L.P. +, a, e	09/30/24	14,808

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
HitecVision SpringPoint L.P. +, a, e	09/30/24	$2,252
HitecVision V, L.P. +, a, e	09/30/24	9,435
HitecVision VI, L.P. +, a, e	09/30/24	1,410,118
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	1,368,886
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	10,618,198
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	154,684
Investindustrial V L.P. +, a	09/30/24	1,504,486
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	4,171
KKR European Fund III, L.P. +, a, e	11/01/10	78,264
Montagu+ SCSp +, a, e	12/06/21	65,921,315
Permira Europe II, L.P. +, a	11/29/13	4,726
Permira Europe III, L.P. +, a	09/30/13	7,411
Permira VII L.P. +, a, e	09/29/22	42,118,262
Phoenix Equity Partners 2010 LP +, a	09/30/24	4,761
Prime Ventures IV C.V. +, a, e	09/30/24	1,779,369
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	45,788,848
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	90,979
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	03/31/24	3,539,835
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	36,670,086
The Seventh Cinven Fund, L.P. +, a, e	03/31/24	8,642,959
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	7,027,318
Trilantic Europe VI SCSp +, a, e	12/10/20	4,832,493
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	3,998,809
Total Western Europe (3.06%)		477,382,271

Total Secondary Investments (12.64%)		$1,969,828,948

Primary Investments *, c (14.05%)
Asia - Pacific (0.87%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	192,954
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	285,617
BGH Capital Fund I +, a, e	03/01/18	19,767,830
BGH Capital VCLP II +, a, e	02/01/22	550,761
CPEChina Fund III, L.P. +, a, e	03/28/18	31,455,880
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,581,250
Hony Capital Partners V, L.P. +, a, e	12/15/11	2,663,269
J-STAR No.4-C, L.P. +, a, e	08/02/19	14,278,172
J-STAR No.5-B, L.P. +, a, e	02/28/22	2,150,678
Kedaara Capital Growth Fund IV +, a, e	04/03/24	34,279
Kedaara Capital III Limited +, a, e	06/17/21	7,204,403
KKR Asian Fund IV SCSp +, a, e	05/29/20	4,104,648
Primavera Capital Fund III L.P. +, a, e	05/09/18	10,959,376
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	5,410,360
Southern Capital Fund IV L.P. +, a, e	01/26/18	3,461,853
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	8,796,426
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	5,867,995
Trustbridge Partners VI, L.P. +, a, e	04/12/18	9,816,849
Total Asia - Pacific (0.87%)		135,582,600

North America (8.36%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,924,841
AEA Investors Fund VII L.P. +, a, e	02/08/19	4,145,361
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	23,307,228
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	292,840
Apollo Investment Fund IX, L.P +, a, e	06/01/17	32,800,845

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	$2,804,206
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1,785,221
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,645,211
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	2,843,038
Avista Capital Partners II, L.P. +, a, e	01/01/14	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	17,930,124
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	16,900,140
Barings Transportation Fund, L.P. +, a, e	09/23/21	13,770,133
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,623,170
Berkshire Fund XI-TE, L.P. +, a, e	12/18/23	—
Caltius Partners V-A, L.P. +, a, e	12/02/14	5,681,867
Carlyle Partners VII, L.P. +, a, e	11/29/17	62,121,368
Carlyle Partners VIII, L.P. +, a, e	09/10/21	5,415,379
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	1,017,047
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	5,926,486
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	21,937,202
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	18,879,176
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	5,086,014
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	31,445,446
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	22,496,404
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	9,948,073
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	—
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	426,827
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	823,154
ECP V, LP +, a, e	08/19/22	2,656,107
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	10,473,735
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	—
Genstar AMBA CV, L.P. +, a	04/01/23	562,061
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	22,813,729
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	373,466
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	5,838,312
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	33,972,360
Genstar Capital Partners X, L.P. +, a, e	04/01/21	10,704,345
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	183,783
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,666,576
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	585,688
GI Data Infrastructure Fund II LP +, a, d, e	01/27/23	1,016,902
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	6,548,247
Green Equity Investors IX, L.P. +, a, e	03/01/22	5,861,939
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	35,552,190
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	6,040,920
Gryphon Partners V, L.P. +, a, e	02/23/18	8,701,054
Gryphon Partners VI, L.P. +, a, e	12/17/20	8,651,303
Harvest Partners IX, L.P. +, a, e	09/24/21	4,455,666
Harvest Partners VII, L.P. +, a, e	12/14/15	10,057,856
Harvest Partners VIII, L.P. +, a, e	12/19/18	20,982,680
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	189,206
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	12,523,912
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	2,032,984
Icon Partners IV, L.P. +, a, e	09/01/21	5,427,623
Icon Partners V, L.P. +, a, e	12/27/21	9,375,656
Insight Partners XII (Co-Investors), L.P. +, a, e	05/14/21	2,035,595
Insight Partners XIII, L.P. +, a, e	12/23/22	277,726
Insight Venture Partners X, L.P. +, a, e	07/06/18	14,769,963

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Insight Venture Partners XI, L.P. +, a, e	12/17/19	$7,503,164
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	5,930,442
Jade Equity Investors II, L.P. +, a, e	03/01/22	11,430
K6 Private Investors, L.P. +, a, e	06/28/24	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	772,809
KKR Americas Fund XII L.P. +, a, e	01/31/18	30,681,882
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,760,025
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,668,795
KKR North America Fund XIII, SCSP +, a, e	04/06/21	7,747,589
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	11,136,906
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	—
Kleiner Perkins XXI, LLC +, a, e	06/28/24	—
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	26,576,421
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	26,345,639
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	10,566
Lee Equity Partners IV, L.P. +, a, e	06/28/24	3,080,998
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	17,345,076
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	6,513,080
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,246,318
Lux Total Opportunities, L.P. +, a, e	05/28/21	2,948,233
Lux Ventures VII, L.P. +, a, e	05/28/21	1,054,547
Lux Ventures VIII, L.P. +, a, e	04/03/23	1,125,464
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	8,732,401
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	37,500
Nautic Partners IX-A, L.P. +, a, e	03/12/19	7,585,836
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,508,277
Nautic Partners X-A, L.P. +, a, e	07/19/21	9,261,325
Nautic Partners XI-A, L.P. +, a, e	06/21/24	—
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	1,717,084
New Enterprise Associates 14, L.P. +, a, e	05/04/12	7,370,219
New Enterprise Associates 17, L.P. +, a, e	06/06/19	9,026,337
New Enterprise Associates 18, L.P. +, a, e	12/22/21	1,772,740
New Mountain Capital V, L.P. +, a, e	06/29/17	28,662,427
New Mountain Partners VI, L.P. +, a, e	10/16/20	24,545,663
New Mountain Partners VII, L.P. +, a, e	04/06/23	130,013
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	15,617,024
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	80,841
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	7,249,160
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	35,611,813
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	3,502,995
Pamlico Capital V, L.P. +, a, e	02/03/20	4,204,428
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,045,072
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	4,598,256
Silver Lake Partners IV, L.P. +, a, e	07/30/12	15,199,355
Silver Lake Partners V, L.P. +, a, e	03/31/17	46,646,064
Silver Lake Partners VI, L.P. +, a, e	06/04/20	7,487,686
Silver Lake Partners VII, L.P. +, a, e	05/26/22	3,360,180
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	5,331,242
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	—
Spark Capital VII, L.P. +, a, e	10/14/21	2,303,278
Spark Capital VIII, L.P. +, a, e	02/29/24	80,000
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	3,568,887
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,833,585
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,281,822

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
TA XIII-B, L.P. +, a, e	05/02/19	$19,269,549
TA XIV-B, L.P. +, a, e	05/27/21	10,561,708
TCV X, L.P. +, a, e	08/31/18	14,497,140
TCV XI (A), L.P. +, a, e	10/02/20	7,972,567
The Veritas Capital Fund IX, L.P. +, a, e	07/01/24	—
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	5,460,813
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,871,442
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	10,631,337
TPG Partners IX, L.P. +, a, e	12/23/22	849,908
TPG Partners VII, L.P. +, a, e	03/01/16	6,104,074
TPG Partners VIII, L.P. +, a, e	01/31/19	12,266,814
Trident IX, L.P. +, a, e	11/19/21	13,696,016
Trident VII, L.P. +, a, e	09/22/16	38,127,296
Trident VIII, L.P. +, a, e	04/05/19	25,470,921
Trident X, L.P. +, a, e	05/23/24	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,690,350
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	9,532,247
Vistria Fund II, L.P. +, a, e	12/19/17	12,439,156
Vistria Fund III, L.P. +, a, e	06/19/19	15,974,816
Vistria Fund IV, L.P. +, a, e	03/31/21	15,271,444
Vistria Fund V, L.P. +, a, e	10/31/23	449,977
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	4,978,543
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	11,976,466
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	7,432,231
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	19,133,427
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	1,553,317
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	6,153,477
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,450,422
Total North America (8.36%)		1,301,934,738

Rest of World (0.70%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	7,869,976
Altra Private Equity Fund II, L.P. +, a	12/07/12	358,388
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,255,102
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	96,495,134
Total Rest of World (0.70%)		108,978,600

Western Europe (4.12%)
Adagia Capital Europe S.L.P. +, a, d, e	06/01/21	6,359,684
Advent International GPE IX-C, L.P. +, a, e	05/31/19	28,521,965
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1,333,073
Advent International GPE VIII-C, L.P +, a, e	03/22/16	8,549,822
Advent International GPE X (USD) +, a, e	05/31/22	9,575,936
Apax X USD L.P. +, a, e	07/16/19	21,815,827
APAX XI USD L.P. +, a, e	06/30/22	3,240,115
Astorg Mid-Cap +, a, e	02/22/21	3,525,496
Astorg VI, FCPI +, a, e	06/30/16	3,506,804
Astorg VIII S.à.r.l. +, a, e	12/17/21	8,113,759
Axcel VI K/S +, a, e	02/21/20	25,643,144
Axcel VII K/S +, a, e	05/17/23	289,441
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	3,559,552
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	783,316
BC Partners XI, L.P. +, a, e	12/18/20	25,218,572
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	—
Capvis Equity V L.P. +, a, e	01/17/18	25,285,953

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	$566,832
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,850,888
CD&R Value Building Partners I, L.P. +, a	12/17/21	8,079,510
Charterhouse Capital Partners XI +, a, e	11/26/21	4,680,935
CVC Capital Partners IX L.P. +, a, e	05/12/23	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	6,972,273
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	2,013,919
DPE Deutschland IV +, a, e	08/24/20	3,961,895
EQT IX, L.P. (USD) +, a, e	05/15/20	22,161,867
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	11,502,232
EQT X, L.P. (USD) +, a, e	04/28/22	4,210,372
Exponent Private Equity Partners V, L.P. +, a, e	09/14/23	1,116,366
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	32,430,329
Graphite Capital Partners IX L.P. +, a, e	04/11/18	14,509,212
Hg Genesis 10 L.P. +, a, e	04/14/22	3,417,106
Hg Mercury 4 L.P. +, a, e	01/12/23	818,446
Hg Saturn 3 L.P. +, a, e	02/25/22	13,921,612
Hg Saturn I L.P. +, a, e	06/28/18	15,153,407
HgCapital 8 L.P. +, a, e	12/19/16	24,570,669
HgCapital Mercury 2 +, a, e	02/15/17	15,850,188
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	18,233,615
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	33,930,780
KKR European Fund VI (USD) +, a, e	11/01/21	3,455,962
Livingbridge 7 L.P. +, a, e	09/04/20	14,032,437
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	16,642,803
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	5,815,842
Nordic Capital IX, L.P. +, a, e	07/18/17	38,617,011
Nordic Capital X, L.P. +, a, e	09/30/20	25,283,676
Nordic Capital XI, L.P. +, a, e	05/01/22	9,181,971
Oakley Capital Fund V, SCSp +, a, e	04/28/22	4,141,505
PAI Europe VI-1, L.P. +, a, e	03/12/15	4,234,695
PAI Partners VIII-1 SCSp +, a, e	12/17/21	10,154,231
Permira VII L.P. +, a, e	06/21/19	30,631,731
Permira VIII SCSp +, a, e	02/10/22	11,527,836
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	1,964,912
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	2,729,920
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	5,494,825
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	860,651
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	18,364
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	35,615,043
Vitruvian Investment Partnership V +, a, e	10/07/22	465,204
Total Western Europe (4.12%)		642,143,531

Total Primary Investments (14.05%)		$2,188,639,469

Total Private Equity Investments (Cost $10,359,867,097)(93.33%)		$14,540,382,998

Total Investments (Cost $11,234,876,731)(99.56%)		15,510,604,900

Other Assets in Excess of Liabilities (0.44%)		67,822,795

Net Assets (100.00%)		$15,578,427,695

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to “qualified institutional buyers” in accordance with Rule 144(a)(1) under the Securities Act). At September 30, 2024, the aggregate value of these securities is $203,133,220 or 1.30% of the Fund’s net assets.

#	As of September 30, 2024, 1 month EURIBOR was 3.35%.

##	As of September 30, 2024, 3 month EURIBOR was 3.28%.

###	As of September 30, 2024, 6 month EURIBOR was 3.11%.

####	As of September 30, 2024, 12 month EURIBOR was 2.75%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2024, 1 month Bank Bill Swap Rate was 4.30%.

††	As of September 30, 2024, 3 month Bank Bill Swap Rate was 4.43%.

>	As of September 30, 2024, 1 month Sterling Overnight Interbank Average Rate was 4.95%.

>>	As of September 30, 2024, 3 month Sterling Overnight Interbank Average Rate was 5.04%.

>>>	As of September 30, 2024, 6 month Sterling Overnight Interbank Average Rate was 5.12%.

¤¤	As of September 30, 2024, 3 month Stockholm Interbank Offered Rate was 3.08%.

v	As of September 30, 2024, 1 month Secured Overnight Financing Rate was 4.84%.

vv	As of September 30, 2024, 3 month Secured Overnight Financing Rate was 4.59%.

vvv	As of September 30, 2024, 6 month Secured Overnight Financing Rate was 4.26%.

vvvv	As of September 30, 2024, 12 month Secured Overnight Financing Rate was 3.78%.

a

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2024 was $14,540,382,998, or 93.33% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to resale was $11,186,881, $10,621,500, $27,816,585, $8,092,052, $5,433,284, $1,475,400, $62,095,071, $1,212,540, $23,038,255, $11,912,656, $1,705,085, $3,371,095, $18,518,292, $126,985,067, $24,784,703, $27,959,148, $9,524,381, $44,578,381, $869,932, $150,000, $4,168,272, $4,205,000, $17,127,003, $56,634, $122,578,028, $94,154, $8,436,000, $33,244,066, $2,154,218, $1,348,750, $3,602,070, $27,230, $120,019,757, $41,227,776, $8,508,422, $100,002,943, $7,120,999, $92,461,330, $64,101,828, $41,233,336, $94,861,790, $103,097,510, $56,985,983, $20,475,870, $10,422,000, $47,761,620, $1,816,000, $15,617,280, $62,631,543, $122,197,759, $151,702,453, $250,000, $1, $56,024,281, $716,331, $9,683,863, $187,500,000, $61,566,000, $252,000, $70,593,765, $4,907,333, $11,341,677, $317,827, $172,633, $37,921,966, $22,737,472, $60,534,545, $15,306,665, $45,225,381, $40,498,701, $32,126,730, $44,310,850, $1,120,924, $13,722,831, $2,361,000, $6,996,130, $3, $1, $1,201,845, $39,475,202, $7,491,892, $28,417,946, $55,011,041, $14,874,473, $90,509,738, $178,485,000, $32,334,585, $301,146, $54,353,000, $5,013,868, $71,817,900, $4,632,829, $3,620,372, $22,340,802, $68,399,200, $10,934,833, $3,088,000, $1,441,200, $7,070,769, $6,609,817, $773,331, $143,839, $101,309, $69,246,328, $17,408,823, $6,014,065, $6,979,844, $9,728,692, $12,018,364, $3,796,283, $264,490, $21,849,512, $402,797, $13,873,440, $22,216,875, $149,423,941, $17,247, $83,976,881, $78,514,453, $25,494,638, $14,672,982, $2,323,442, $465,142, $60,730,492, $47,337,703, $711,598, $32,709,803, $65,522,973, $7,105,232, $745,309, $4,660,720, $1,045,423, $1, $37,402,098, $19,465,958, $6,508,042, $52,429,641, $11,664,382, $42,821,436, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,370,882, $7,793, $1,667,819, $14,746,472, $40,092,414, $9,770,324, $64,619,159, $15,139,432, $78,775,560, $13,620, $41,647,590, $5,073,504, $51,489,677, $95,734,502, $93,661,837, $0, $4,759,308, $48,680,396, $1,453,837, $97,483,897, $6,616,483, $115,820,054, $128,682, $1,135,700, $102,497,783, $119,065, $5,814,436, $4,648,315, $517,991, $328,227, $580,738, $6,069,028, $398,214, $48,302,049, $1,063,586, $1,941,291, $36,879,819, $748,547, $5,337,259, $88,079,152, $73,161,629, $1,773, $112,190,937, $88,912, $6,275,980, $26,882,335, $333,654, $849,596, $40,573, $694,245, $231,415, $77,113, $25,704, $33,400,016, $51,009,932, $312,165, $36,261,531, $2,858,842, $42,469,064, $12,156,155, $302,803, $26,591, $3,389,622, $8,834,459, $56,519,570, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,331,605, $12,374,422, $3,155,502, $11,494,473, $5,467,400, $7,961,340, $966,531, $3,512,641, $2,299,785, $12,609,291, $4,607,996, $9,983,037, $4,608,754, $1,236,984, $1,639,145, $6,742,627, $6,031,767, $5,012,500, $986,014, $1,354,222, $1,532,398, $4,341,882, $8,016,225, $6,858,539, $5,004,093, $1,277,549,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

$3,987,661, $5,006,162, $8,168,520, $1,396,500, $3,000,687, $3,447,413, $1,366,411, $3,291,922, $375,179, $6,981,727, $1,058,505, $12,528,681, $1,881,851, $4,307,497, $1,950,841, $11,146,894, $1,963,499, $2,228,507, $7,278,856, $992,749, $3,998,514, $5,426,754, $6,071,617, $18,675,725, $6,928,120, $4,351,750, $2,153,364, $3,004,204, $59,928, $7,718,421, $10,038,756, $207,851, $1,655,502, $4,090,243, $731,728, $3,426,010, $1,782,509, $2,985,328, $2,463,952, $2,980,140, $970,666, $988,391, $3,981,476, $1,412,578, $7,350, $7,952,923, $6,016,789, $7,636,438, $5,294,874, $1,684,472, $2,837,519, $3,643,092, $1,597,255, $1,395,271, $2,971,719, $1,691,937, $1,166,307, $2,888,365, $997,623, $8,591,206, $4,652,233, $7,312,688, $1,997,941, $949,513, $883,942, $1,917,410, $953,551, $2,885,933, $4,557,639, $9,776,265, $3,279,146, $1,554,893, $9,246,003, $431,488, $3,550,600, $20,695,386, $4,650,172, $4,951,364, $1,642,459, $2,556,391, $1,857,244, $4,024,073, $2,966,058, $1,551,376, $6,857,277, $13,819,981, $292,185, $19,303,934, $6,225,615, $2,033,758, $1,016,051, $1,971,634, $3,304,039, $3,835,740, $4,864,902, $2,666,060, $2,700,593, $2,939,193, $4,038,398, $3,900,000, $1,728,045, $1,791,629, $-7,145, $8,557,945, $8,461,117, $11,658,483, $3,600,000, $4,051,515, $368,233, $2,063,419, $1,376,362, $1,082,293, $200,000, $9,424,786, $1,226,121, $962,540, $3,223,085, $3,992,099, $2,487,996, $1,090,975, $1,710,982, $263,217, $2,200,000, $3,557,574, $8,237,830, $1,463,511, $3,183,008, $1,987,438, $9,703,240, $1,652,423, $2,772,737, $6,580,810, $1,492,952, $4,762,871, $10,655,673, $3,145,670, $973,940, $3,400,000, $8,438,616, $1,656,784, $4,986,054, $1,938,004, $1,927,500, $536,542, $2,544,380, $2,726,347, $438,418, $1,897,366, $1,062,349, $2,878,877, $1,427,366, $20,494, $74,016, $1,886,228, $1,840,344, $2,460,835, $1,320,913, $35,937, $5,261,141, $7,519,438, $1,296,905, $1,596,484, $1,153,677, $13,380,282, $7,174,274, $3,945,508, $888,883, $5,991,452, $10,759,493, $1,462,416, $1,787,340, $2,576,929, $1,976,092, $1,126,864, $4,402,908, $1,884,000, $1,033,622, $2,789,804, $3,075,716, $7,654,463, $5,712,325, $27,018,535, $565,277, $2,137,124, $224,118, $13,748,552, $5,759,799, $5,616,611, $1,534,749, $8,767,458, $375, $6,699,679, $1,296,558, $2,470,018, $914,871, $3,352,122, $31,737, $2,652,307, $2,353,023, $5,686,996, $1,840,028, $5,770,719, $1,117,248, $711,061, $782,759, $1,745,712, $1,268,165, $1,429,089, $4,522,488, $8,103,020, $546,540, $1,148,250, $4,625,451, $4,422,697, $3,750,953, $944,799, $2,331,007, $1,827,057, $884,436, $2,382,451, $21,323,987, $5,284,478, $6,754,051, $15,165,878, $5,203,958, $21,584,459, $962,023, $1,652,790, $10,212,960, $1,350,716, $1,895,460, $3,945,632, $6,021,475, $2,929,126, $4,680,666, $6,696,282, $3,026,016, $3,772,176, $2,293,831, $575,562, $3,806,003, $452,432, $8,220,898, $2,994,256, $4,584,556, $2,245,163, $7,109,302, $2,516,022, $2,609,738, $5,988,601, $7,677,524, $5,451,921, $419,855, $15,145,153, $2,223,505, $4,591,916, $3,912,134, $1,947,155, $3,725,511, $1,985,928, $2,686,500, $4,287,002, $13,496,067, $2,664,940, $36,213,064, $3,691,558, $5,419,001, $5,261,749, $4,354,888, $1,184,092, $2,184,033, $4,078,986, $5,223,537, $18,789,615, $1,285,237, $10,635,731, $6,246,001, $7,082,117, $8,276,496, $7,463,800, $1,045,877, $192,814, $2,607,186, $1,191,623, $6,368,000, $1,378,167, $1,362,116, $26,258,549, $1,099,231, $14,566,494, $9,262,375, $5,400,768, $8,792,874, $7,004,920, $8,039,979, $4,011,601, $3,554,594, $1,718,123, $6,159,759, $2,366,257, $4,012,257, $6,594,686, $451,829, $504,651, $3,590,799, $3,188,129, $6,567,909, $1,450,870, $9,849,895, $8,750,063, $10,215,837, $1,830,849, $1,091,999, $1,958,719, $3,238,128, $2,962,281, $1,624,060, $12,008,192, $6,413,528, $1,248,672, $1,341,675, $14,342,767, $4,367,358, $2,901,520, $8,472,421, $5,381,368, $1,135,902, $2,251,627, $2,358,313, $6,658,493, $33,801,119, $2,448,131, $7,642,924, $6,958,620, $10,142,961, $2,886,027, $6,525,034, $9,149,336, $11,946,945, $9,001,496, $6,159,366, $2,330,990, $16,453,820, $15,416,618, $5,771,515, $3,055,169, $6,382,178, $714,905, $10,691,917, $2,790,390, $2,714,442, $966,788, $11,895,594, $3,366,562, $1,367,517, $3,841,081, $5,036,210, $3,806,936, $9,948,791, $5,497,446, $5,064,392, $10,014,410, $3,077,958, $143,239, $214,056, $1,120,617, $1,147,357, $47,185,254, $4,424,286, $9,198,450, $1, $1, $31,837,313, $4,130,251, $1, $80,584, $60,994, $24,017,734, $4,857,256, $56,671,110, $800,155, $159,041, $1,419,228, $1, $111,513, $14,672,750, $1, $22,600,285, $3,577,296, $16,717, $2, $1, $1, $2,569,506, $81,784, $81,485, $768,435, $2,651,110, $1, $17,966,832, $1, $217,743, $65,354,974, $7,489,509, $1,729,254, $2,252,172, $1, $1,157,061, $20,855,892, $20,054,310, $1, $298,439, $1, $32,242,262, $74,601,748, $345,231, $19,018,947, $122,897,152, $43,450,331, $413,420, $1, $13,932,792, $3, $7,057,049, $346,868, $24,892, $13,021, $5,534,488, $202,770, $6,880,500, $42,608,694, $1,008,832, $8, $411,708, $34,314, $1, $9,327,441, $1,710,353, $532,193, $44,302,327, $415,281, $31,364,096, $380,328, $211,205, $371,302, $4, $6,568,478, $40,759,294, $2,858,751, $7,881, $264,102, $15,822,902, $1, $1,741,518, $1, $191,558, $1, $894,581, $2,762,165, $1,072,196, $3, $7,343,956, $24,792,378, $0, $4,016,292, $12,677,067, $37,039,712, $3,009,338, $1, $35,201, $1, $2,805,622, $4,805,109, $527,636, $3, $1, $1, $827,095, $2,178, $302,746, $13,681,704, $2, $332,524, $12,749,518, $14,942, $1, $20,229, $1,590,137, $2,025,967, $49,245,268, $16,749, $1,318,995, $10,827,452, $10,448,443, $43,501,855, $288,501, $8,865,086, $1, $5,694,122, $1, $1, $1, $0, $106,221, $1,453,010, $1,538,344, $13,357,265, $80,907, $1,157,013, $1, $1,047, $37,856,608, $83,196, $356,908, $34,762,236, $1, $919,119, $22,713,138, $162,378, $2,489,461, $17,212,805, $7,296,688, $5,688,697, $3,610,850, $1,968,049, $176,605, $1, $15,287,740, $796,363, $18,429,286, $7,792,402, $5,112,086, $3,930,447, $2,047,254, $34,279, $6,247,574, $3,067,538, $8,323,834, $6,774,552, $3,948,926, $2,517,343, $5,308,270, $7,678,916, $2,297,285, $3,859,334, $13,188,453, $306,818, $15,851,646, $1, $1, $6,147,550, $1,973,144, $94,819, $1,067,975, $15,272,697, $6,983,099, $4,659,307, $0, $1,068,047, $44,504,680, $5,735,294, $988,701, $40,903, $1, $17,200,229, $4,620,574, $1,054,805, $14,325,635, $8,868,058, $0, $1, $1,100,000, $2,276,813, $8,964,000, $0, $372,353, $4,352,559, $1, $1, $136,945, $10,224,685, $152,456, $2,380,631, $551,144, $994,640, $1,885,272, $4,880,756, $26,103,466, $1,518,594, $3,739,658, $7,379,750, $5,006,124, $900,652, $11,381,776, $1, $10,557,975, $0, $998,087, $5,496,717, $7,330,785, $1,625,762, $350,000, $1,495,257, $4,833,557, $6,247,377, $23,772, $0, $770,000, $6,939,657, $1,778,908, $1,913, $7,109,687, $7,402,500, $0, $0, $17,624,966, $5,359,552, $0, $3,080,998, $485,366, $4,359,398, $3,600,000, $2,925,000, $800,000, $980,000, $6,670,701, $0, $37,500, $2,441,753, $372,505, $7,555,708, $0, $1,989,000, $1, $7,709,876, $1,364,596, $156,159, $19,095,115, $130,013, $1, $123,040, $1, $22,765,771, $3,264,978, $4,250,851, $1, $4,534,908, $1, $18,878,137, $6,179,213, $3,045,583, $5,173,125, $0, $2,477,125, $80,000, $1, $1,650,003, $2,275,625, $6,487,500, $10,637,500, $4,641,867, $7,934,923, $0, $1, $1,367,402, $11,238,746,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

$802,429, $185,637, $7,740,678, $11,748,844, $5,128,715, $15,897,040, $0, $17,296,876, $8,153,868, $412,603, $12,677,067, $13,122,909, $215,071, $4,490,850, $7,184,796, $1, $10,100,239, $1,763,704, $6,060,974, $12,908, $662,130, $2,479,661, $4,737,450, $37,266,285, $5,476,103, $16,932,147, $1, $1, $8,614,257, $16,805,955, $3,157,348, $3,779,405, $1, $6,575,510, $15,252,799, $275,724, $1, $862,695, $20,165,341, $0, $15,810,801, $1, $6,209,870, $6,120,943, $3,972,881, $0, $1, $1,750,309, $3,255,634, $19,357,561, $1, $4,664,457, $1,074,466, $25,515,128, $11,089,609, $2,812,500, $891,944, $12,474,444, $1,725,934, $1, $1, $1, $24,244,055, $6,358,896, $12,618,586, $11,583,206, $4,779,770, $16,026,671, $17,926,273, $9,348,662, $3,734,699, $1, $10,129,098, $24,337,479, $10,549,200, $2,022,185, $2,805,967, $1, $1,167,391, $100,726, $28,117,156 and $806,014, respectively, totaling $10,359,867,097.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at September 30, 2024.

g	Investment is subject to contractual sales restrictions resulting from an entity specific lock-up arrangement. The contractual sale restriction is set to expire on September 2024.

A summary of outstanding financial instruments at September 30, 2024 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
October 2, 2024	BNY Mellon	$60,071,837	€55,700,000	$61,639,977	$(1,568,140)
October 2, 2024	Bank of America	$60,072,974	€55,700,000	$61,639,977	$(1,567,003)
October 2, 2024	Nomura International PLC	€25,700,000	$28,457,610	$28,440,708	$(16,902)
October 2, 2024	Nomura International PLC	€30,000,000	$33,213,000	$33,199,270	$(13,730)
October 2, 2024	Nomura International PLC	€55,700,000	$61,609,770	$61,639,977	$30,207
October 9, 2024	BNY Mellon	$60,125,532	€55,700,000	$61,601,248	$(1,475,716)
October 9, 2024	BNY Mellon	$60,133,163	€55,700,000	$61,601,248	$(1,468,085)
October 9, 2024	Nomura International PLC	€50,700,000	$56,071,665	$56,071,513	$(152)
October 9, 2024	Nomura International PLC	€55,700,000	$61,598,630	$61,601,248	$2,618
October 9, 2024	Nomura International PLC	€5,000,000	$5,534,000	$5,529,735	$(4,265)
October 16, 2024	Bank of America	$60,104,906	€55,700,000	$61,623,078	$(1,518,172)
October 16, 2024	Bank of America	$60,104,906	€55,700,000	$61,623,078	$(1,518,172)
October 16, 2024	Nomura International PLC	€55,700,000	$61,593,060	$61,623,078	$30,018
October 16, 2024	Nomura International PLC	€35,000,000	$38,741,500	$38,721,862	$(19,638)
October 16, 2024	Nomura International PLC	€20,700,000	$22,914,900	$22,901,216	$(13,684)
October 23, 2024	Barclays	$60,173,958	€55,700,000	$61,697,929	$(1,523,971)
October 23, 2024	Barclays	$60,173,958	€55,700,000	$61,697,929	$(1,523,971)
October 23, 2024	Nomura International PLC	€10,000,000	$11,061,000	$11,076,827	$15,827
October 23, 2024	Nomura International PLC	€15,700,000	$17,390,890	$17,390,619	$(271)
October 23, 2024	Nomura International PLC	€40,000,000	$44,304,000	$44,307,310	$3,310
October 23, 2024	Nomura International PLC	€45,700,000	$50,644,740	$50,621,101	$(23,639)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
October 29, 2024	Bank of America	$60,142,704	€55,700,000	$61,869,858	$(1,727,154)
October 29, 2024	Bank of America	$60,142,704	€55,700,000	$61,869,858	$(1,727,154)
October 29, 2024	Bank of America	€40,700,000	$45,467,716	$45,208,317	$(259,399)
October 29, 2024	Nomura International PLC	€55,700,000	$61,654,330	$61,869,859	$215,529
October 29, 2024	Nomura International PLC	€15,000,000	$16,624,500	$16,661,542	$37,042
November 5, 2024	BNY Mellon	$12,693,767	zl50,000,000	$13,024,532	$(330,765)
November 5, 2024	BNY Mellon	$76,769,980	€70,000,000	$78,237,049	$(1,467,069)
November 5, 2024	Bank of America	$10,736,439	zl42,280,000	$11,013,544	$(277,105)
November 5, 2024	Barclays	$83,752,504	€76,360,000	$85,345,444	$(1,592,940)
November 6, 2024	BNY Mellon	$12,693,738	zl50,000,000	$13,024,104	$(330,366)
November 6, 2024	Bank of America	$80,248,003	€73,180,000	$81,794,108	$(1,546,105)
November 6, 2024	Bank of America	$80,248,003	€73,180,000	$81,794,108	$(1,546,105)
November 6, 2024	Bank of America	$12,695,598	zl50,000,000	$13,024,104	$(328,506)
November 13, 2024	Bank of America	$81,567,514	€74,360,000	$83,133,745	$(1,566,231)
November 13, 2024	Bank of America	$12,689,534	zl50,000,000	$13,021,107	$(331,573)
November 13, 2024	Bank of America	$12,693,464	zl50,000,000	$13,021,107	$(327,643)
November 13, 2024	Barclays	$79,005,557	€72,000,000	$80,495,288	$(1,489,731)
November 20, 2024	Bank of America	$12,689,032	zl50,000,000	$13,018,127	$(329,095)
November 20, 2024	Bank of America	$12,690,381	zl50,000,000	$13,018,127	$(327,746)
November 20, 2024	Barclays	$59,292,243	€54,000,000	$60,386,586	$(1,094,343)
November 20, 2024	Barclays	$59,283,576	€54,000,000	$60,386,586	$(1,103,010)
November 20, 2024	Barclays	$42,105,186	€38,360,000	$42,896,841	$(791,655)
November 27, 2024	Bank of America	$63,189,933	€57,540,000	$64,361,213	$(1,171,280)
November 27, 2024	Barclays	$97,508,328	€88,820,000	$99,349,373	$(1,841,045)
December 3, 2024	BNY Mellon	$65,372,792	zl254,800,000	$66,317,186	$(944,394)
December 3, 2024	Bank of America	$74,333,259	zl289,600,000	$75,374,635	$(1,041,376)
December 3, 2024	Bank of America	$65,417,756	zl254,800,000	$66,317,186	$(899,430)
December 3, 2024	Bank of America	$66,205,170	€60,000,000	$67,130,809	$(925,639)
December 3, 2024	Barclays	$81,245,371	£63,250,000	$84,788,224	$(3,542,853)
December 3, 2024	Barclays	$60,299,432	€54,500,000	$60,977,152	$(677,720)
December 4, 2024	Barclays	$86,605,652	Fr.74,500,000	$88,921,132	$(2,315,480)
December 4, 2024	Barclays	$60,305,024	€54,500,000	$60,980,345	$(675,321)
December 4, 2024	Barclays	$66,383,130	€60,000,000	$67,134,325	$(751,195)
December 10, 2024	BNY Mellon	$86,652,089	Fr.74,500,000	$88,977,838	$(2,325,749)
December 10, 2024	BNY Mellon	$99,607,770	€90,000,000	$100,724,850	$(1,117,080)
December 10, 2024	Barclays	$81,228,971	£63,250,000	$84,781,357	$(3,552,386)
December 10, 2024	Barclays	$98,810,479	€89,500,000	$100,165,267	$(1,354,788)
December 11, 2024	BNY Mellon	$82,597,806	Fr.71,000,000	$84,806,769	$(2,208,963)
December 11, 2024	BNY Mellon	$4,071,296	Fr.3,500,000	$4,180,615	$(109,319)
December 11, 2024	Bank of America	$99,371,844	€90,000,000	$100,727,997	$(1,356,153)
December 11, 2024	Barclays	$81,237,016	£63,250,000	$84,780,465	$(3,543,449)
December 11, 2024	Barclays	$98,862,783	€89,500,000	$100,168,397	$(1,305,614)
December 18, 2024	Bank of America	$8,150,446	Fr.7,000,000	$8,367,643	$(217,197)
December 18, 2024	Bank of America	$99,443,304	€90,000,000	$100,757,655	$(1,314,351)
December 18, 2024	Barclays	$81,248,180	£63,250,000	$84,773,945	$(3,525,765)
December 18, 2024	Barclays	$99,093,344	€89,500,000	$100,197,890	$(1,104,546)
December 18, 2024	Barclays	$78,762,392	Fr.67,500,000	$80,687,983	$(1,925,591)
January 7, 2025	Bank of America	$45,584,594	€40,700,000	$45,606,784	$(22,190)
June 11, 2025	Nomura International PLC	$33,490,800	€30,000,000	$33,792,142	$(301,342)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2024 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
June 11, 2025	Nomura International PLC	$62,126,109	€55,700,000	$62,740,743	$(614,634)
September 10, 2025	Nomura International PLC	$28,771,150	€25,700,000	$29,041,835	$(270,685)
September 10, 2025	Nomura International PLC	$62,231,215	€55,700,000	$62,942,810	$(711,595)
September 10, 2025	Nomura International PLC	$5,592,900	€5,000,000	$5,650,162	$(57,262)
December 10, 2025	Nomura International PLC	$56,813,913	€50,700,000	$57,508,779	$(694,866)
December 10, 2025	Nomura International PLC	$39,238,850	€35,000,000	$39,700,340	$(461,490)
March 11, 2026	Nomura International PLC	$62,576,165	€55,700,000	$63,399,295	$(823,130)
March 11, 2026	Nomura International PLC	$23,268,870	€20,700,000	$23,561,318	$(292,448)
March 11, 2026	Nomura International PLC	$11,228,500	€10,000,000	$11,382,279	$(153,779)
June 10, 2026	Nomura International PLC	$45,076,000	€40,000,000	$45,664,352	$(588,352)
June 10, 2026	Nomura International PLC	$51,526,978	€45,700,000	$52,171,522	$(644,544)
September 9, 2026	Nomura International PLC	$62,872,767	€55,700,000	$63,759,357	$(886,590)
September 9, 2026	Nomura International PLC	$17,735,505	€15,700,000	$17,971,668	$(236,163)
September 9, 2026	Nomura International PLC	$16,950,450	€15,000,000	$17,170,384	$(219,934)
					$(77,140,343)

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

Fr. - Swiss Franc

I - Indian Rupee

PIK - Payment-in-kind

S - Sterling Overnight Interbank Average Rate

SF - Secured Overnight Financing Rate

SR - Stockholm Interbank Offered Rate

zl - Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2024 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $7,049,210,373)	$10,049,104,035
Affiliated Private Equity Investments, at fair value (cost of $3,310,656,724)	4,491,278,963
Common stocks, at fair value (cost $548,963,841)	631,566,807
High Yield Bonds, at fair value (cost $127,615,976)	136,902,759
Asset-Backed Securities, at fair value (cost $97,252,710)	99,666,385
Floating Rate Loans, at fair value (cost $101,177,107)	102,085,951
Cash and cash equivalents	542,192,148
Deposit for investments	9,402,800
Investment sales receivable	63,493,802
Unaffiliated dividends and interest receivable	36,493,533
Affiliated interest receivable	204,744
Due from broker	138,000,000
Unrealized appreciation on forward foreign currency contracts	334,551
Other receivable	17,671,520
Receivable for fund units sold	244,584
Prepaid assets	367,902
Total Assets	$16,319,010,484

Liabilities
Cash overdraft	9,452,774
Investment purchases payable	214,796,306
Distribution, servicing and transfer agency fees payable	17,221,358
Unrealized depreciation on forward foreign currency contracts	77,474,894
Repurchase amounts payable for tender offers	315,678,232
Incentive fee payable	34,259,346
Management fees payable	21,544,679
Dividends payable	47,403
Professional fees payable	1,304,634
Line of credit fees payable	6,147,533
Interest expense payable	3,096,533
Accounting and administration fees payable	8,870,109
Custodian fees payable	346,380
Deferred tax liability, net	30,143,013
Other payable	199,595
Total Liabilities	$740,582,789

Commitments and contingencies (See note 11)

Net Assets	$15,578,427,695

Net Assets consists of:
Paid-in capital	$12,285,195,309
Distributable earnings (accumulated loss)	3,293,232,386
Total Net Assets	$15,578,427,695

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2024 (Unaudited) (continued)

Class A Units
Net assets	$8,455,457,210
Units outstanding	4,107,343,591
Net asset value per unit	$2.06
Class I Units
Net assets	$7,122,970,485
Units outstanding	3,310,295,883
Net asset value per unit	$2.15

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $343,789 withholding tax)	$8,192,984
Dividends from affiliated investments	5,149,350
Interest from unaffiliated investments	109,857,321
Interest from affiliated investments	1,627,818
Transaction fee income from unaffiliated issuers	2,087,886
Transaction fee income from affiliated issuers	4,191,618
Other fee income	5,461,307
Total Investment Income	136,568,284

Operating Expenses
Management fees	122,614,341
Incentive fees	51,026,837
Line of credit fees	6,777,100
Accounting and administration fees	5,629,494
Professional fees	1,649,465
Board of Managers’ fees	240,000
Custodian fees	232,456
Insurance expense	195,240
Distribution and servicing fees
Class A Units	28,920,054
Transfer agency fees
Class A Units	635,339
Class I Units	424,847
Other expenses	302,250
Total Expenses	218,647,423

Net Investment Loss	(82,079,139)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	116,328,399
Net realized gain from affiliated investments	69,808,707
Net realized gain on foreign currency transactions	1,773,911
Net realized gain on forward foreign currency contracts	2,439,027
Net realized gain distributions from primary and secondary investments	96,218,629
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	142,268,926
Affiliated investments	190,587,666
Foreign currency translation	(1,350,926)
Forward foreign currency contracts	(106,371,069)
Deferred income tax expense on unrealized appreciation	(261,198)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	511,442,072

Net Increase (Decrease) in Net Assets From Operations	$429,362,933

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(82,079,139)	$(153,954,880)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	286,568,673	193,797,042
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	224,873,399	796,526,277
Net increase in Net Assets resulting from operations	$429,362,933	$836,368,439

Distributions to Members from:
Distributable earnings	—	(400,009,858)
Total distributions to Members	$—	$(400,009,858)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$543,380,623	$867,184,668
Class I Units	444,291,857	728,148,848
Reinvestment of common Units
Class A Units	—	207,209,706
Class I Units	—	152,280,709
Redemption of common Units
Class A Units	(286,366,885)	(438,997,302)
Class I Units	(357,348,946)	(554,919,154)
Exchanges of common Units
Class A Units	(27,832,111)	(62,024,192)
Class I Units	27,832,111	62,024,192
Total increase in Net Assets resulting from capital transactions	$343,956,649	$960,907,475

Total increase in Net Assets	$773,319,582	$1,397,266,056

Net Assets at beginning of period	$14,805,108,113	$13,407,842,057
Net Assets at end of period	$15,578,427,695	$14,805,108,113

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2024 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$429,362,933
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(332,856,592)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	106,371,069
Net realized gain from investments and foreign currency transactions	(284,139,789)
Purchases of investments	(1,928,178,334)
Proceeds from sales of investments	1,079,281,904
Net (purchases) sales and amortization of short-term investments	74,236,426
Net realized gain distributions from primary and secondary investments	96,218,629
Amortization of premium and accretion of discount	(2,716,365)
Increase in investment sales receivable	(42,683,686)
Increase in deposit of investments	(8,746,214)
Increase in dividends and interest receivable	(19,453,974)
Increase in due from broker	(138,000,000)
Increase in other receivable	(13,638,034)
Increase in prepaid assets	(283,969)
Increase in cash overdraft	9,452,774
Increase in dividends payable	42,416
Decrease in due to broker	(26,320,000)
Increase in incentive fees payable	17,196,953
Decrease in management fees payable	(16,819,788)
Decrease in distribution, servicing and transfer agency fees payable	(315,781)
Decrease in professional fees payable	(1,231,397)
Increase in line of credit fees payable	3,407,066
Increase in interest expense payable	3,084,922
Increase in accounting and administrative fees payable	3,791,552
Increase in custodian fees payable	32,277
Increase in deferred tax liability, net	261,198
Increase in other payable	151,958
Net Cash (Used in) Operating Activities	(992,491,846)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2024 (Unaudited) (continued)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	$987,427,896
Payments for Units redeemed	(635,074,763)
Net Cash Provided by Financing Activities	352,353,133

Net change in cash and cash equivalents	(640,138,713)

Effect of exchange rate changes on cash	1,773,911

Cash and cash equivalents at beginning of period(1)	1,180,556,950
Cash and cash equivalents at end of period	$542,192,148

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $1,163,033,562 and $17,523,388, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Six Months Ended September 30, 2024 (Unaudited)*		Year Ended March 31, 2024*	Year Ended March 31, 2023*	Year Ended March 31, 2022*	Year Ended March 31, 2021*	Year Ended March 31, 2020*
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$2.01		$1.95	$1.98	$1.78	$1.33	$1.43
Income from investment operations:
Net investment loss(2)	(0.01)		(0.03)	(0.03)	(0.06)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments(2)	0.06		0.15	0.06	0.38	0.53	(0.04)
Net increase (decrease) in net assets resulting from operations	0.05		0.12	0.03	0.32	0.48	(0.06)
Distributions from:
Net realized gains	—		(0.06)	(0.06)	(0.12)	(0.03)	(0.04)
Total distributions	—		(0.06)	(0.06)	(0.12)	(0.03)	(0.04)
Net asset value, end of period	$2.06		$2.01	$1.95	$1.98	$1.78	$1.33

Total Return(3)(4)	2.62%		5.68%	1.96%	18.12%	36.48%	(4.69)%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$8,455,457		$8,007,550	$7,228,144	$6,367,381	$4,098,863	$2,705,680
Net investment income (loss) to average net assets before Incentive Fee	(0.73	)%(5)	(0.71)%	(1.28)%	(1.29)%	(1.00)%	(0.52)%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	2.52	%(5)	2.58%	2.67%	2.72%	2.77%	2.87%
Ratio of Incentive Fee to average net assets	0.33	%(4)	0.70%	0.33%	1.88%	2.10%	1.15%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	2.85	%(5)(8)	3.28%	3.00%	4.60%	4.87%	4.02%
Ratio of expense waivers to average net assets	—	%(5)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(7)	2.85	%(5)(8)	3.28%	3.00%	4.60%	4.87%	4.02%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	2.52	%(5)	2.58%	2.67%	2.72%	2.77%	2.87%

Portfolio Turnover(4)	7.36%		6.71%	10.26%	20.77%	19.36%	13.35%

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2024 (Unaudited)*		Year Ended March 31, 2024*	Year Ended March 31, 2023*	Year Ended March 31, 2022*	Year Ended March 31, 2021*	Year Ended March 31, 2020*
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$2.09		$2.02	$2.03	$1.80	$1.34	$1.44
Income from investment operations:
Net investment income (loss)(2)	(0.01)		(0.01)	(0.02)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments(2)	0.07		0.14	0.07	0.40	0.53	(0.04)
Net increase (decrease) in net assets from operations	0.06		0.13	0.05	0.35	0.49	(0.06)
Distributions from:
Net investment income (loss)	—		—	—	—	—	(0.00	)(3)
Net realized gains (losses)	—		(0.06)	(0.06)	(0.12)	(0.03)	(0.04)
Total distributions	—		(0.06)	(0.06)	(0.12)	(0.03)	(0.04)
Net asset value, end of period	$2.15		$2.09	$2.02	$2.03	$1.80	$1.34

Total Return after Incentive Fee(4)(5)	2.97%		6.42%	2.68%	18.95%	37.44%	(4.00)%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$7,122,970		$6,797,558	$6,179,698	$5,703,697	$3,688,456	$2,312,841
Net investment income (loss) to average net assets before Incentive Fee(6)(7)	(0.03	)%(8)	(0.01)%	(0.57)%	(0.56)%	(0.29)%	0.20%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	1.82	%(8)	1.88%	1.96%	2.00%	2.05%	2.13%
Ratio of Incentive Fee to average net assets	0.34	%(5)	0.70%	0.33%	1.89%	2.12%	1.14%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	2.16	%(8)(9)	2.58%	2.29%	3.89%	4.17%	3.27%
Ratio of expense waivers to average net assets	—	%(8)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(7)	2.16	%(8)(9)	2.58%	2.29%	3.89%	4.17%	3.27%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	1.82	%(8)	1.88%	1.96%	2.00%	2.05%	2.13%

Portfolio Turnover	7.36	%(5)	6.71%	10.26%	20.77%	19.36%	13.35%

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)	Rounds to less than $0.005.

(4)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	Annualized.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the Securities Act of 1933 as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Board of Managers of the Fund (collectively, the “Board” and each member thereof a “Manager”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of private equity and debt investments including infrastructure. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”), Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”), and Partners Group Revolver Pooling PGPE, LLC (the “Revolver Subsidiary”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the Securities Act of 1933, as amended, and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers two classes of Units designated as “Class A Units” and “Class I Units”. In the future the Fund may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly regarding the sales charges that purchasers of Units of the additional class bear, and the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of the additional class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although Units of each class represent pro rata interests in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Fund is required to report its investments, including those for which current market values are not readily available, at fair value.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund values its investments in accordance with ASC 820, Fair Value Measurements (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date, and Rule 2a-5 under the Investment Company Act (“Rule 2a-5”). Pursuant to Rule 2a-5, the Board designated the Adviser as “valuation designee” to perform fair value determinations and approved amended Valuation Procedures.

Fair value is based on observable market prices or parameters or derived from such prices or parameters when such quotations are readily available. In accordance with Rule 2a-5, a market quotation is “readily available” only when it is a quoted price (unadjusted) in active markets for identical instruments that a fund can access at the measurement date, provided that such a quotation is not considered to be readily available if it is not reliable.

The Adviser, as “valuation designee” under Rule 2a-5, determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP, Rule 2a-5, and the Fund’s Valuation Procedures. As permitted by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with persons who are employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant factors, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value by a premium or discount. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread that is considered most representative of fair value at the end of the reporting period. The fair values of actively traded financial instruments with lock-up restrictions may be discounted.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The fair values of asset-backed securities are determined by price quotations from unaffiliated market makers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or by a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

c. Cash and Cash Equivalents

In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts, and short-term U.S. Treasury Bills (“T-Bills”) to provide liquidity pending investment in Private Equity Investments. T-Bills are valued at amortized cost which is close to or a proxy for fair value. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2024, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	9
Brazilian Reals	1
Canadian Dollars	7
Euros	315
Indian Rupees	2
Japanese Yen	2
New Zealand Dollars	3
Norwegian Kroner	2
Philippine Pesos	1
Pounds Sterling	42
Swedish Kronor	4
Swiss Francs	7

The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts.

During the six months ended September 30, 2024, the Fund entered 219 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $334,551 in unrealized appreciation and $(77,474,894) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $2,439,027 in net realized gains (losses) and $(106,371,069) change in net unrealized appreciation (depreciation) on forward foreign currency contracts.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

The Fund classifies various types of non-interest income earned from Direct Investments as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities and Direct Equity Investments for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from the settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from the effective date.

h. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of each Manager who is not an “interested person” of the Fund, as defined in the Investment Company Act (each, individually an “Independent Manager” and collectively, the “Independent Managers”); and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income, whether or not distributed to Members, at corporate rates, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary is treated as an entity separate from the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2024, the tax years from 2019 forward remain subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

During the six months ended September 30, 2024 the Fund reclassified $82,472,127 from undistributed net investment income, $(135,081,938) of accumulated net realized gain (loss) on investments and forward foreign currency contracts, $0 of accumulated net unrealized appreciation on investments and forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2024: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Nomura International PLC	$334,551	$334,551	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[3]
Bank of America	$21,844,779	$—	$21,844,779	$—
Barclays	35,235,374	—	35,235,374	—
BNY Mellon	13,345,646	—	13,345,646	—
Nomura International PLC	7,049,095	334,551	—	6,714,544

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

n. New Accounting Pronouncements

The Fund considers the applicability and impact of all accounting standard updates (“ASU”) issued by the Financial Accounting Standards Board. The Fund has assessed currently issued ASUs and has determined that they are not applicable or expected to have minimal impact on its consolidated financial statements.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the mean of the closing bid and ask prices the date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

●

Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2024:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$631,566,807	$—	$—	$631,566,807
High Yield Bonds	—	136,902,759	—	136,902,759
Asset-Backed Securities	—	—	99,666,385	99,666,385
Floating Rate Loans	—	—	102,085,951	102,085,951
Direct Investments:
Direct Equity	—	71,601,692	8,528,821,292	8,600,422,984
Direct Debt	—	5,128,549	1,776,363,048	1,781,491,597
Total Direct Investments*	$—	$76,730,241	$10,305,184,340	$10,381,914,581
Secondary Investments*	—	—	1,969,828,948	1,969,828,948
Primary Investments*	—	—	2,188,639,469	2,188,639,469
Total Investments	$631,566,807	$213,633,000	$14,665,405,093	$15,510,604,900

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Foreign Currency Exchange Contracts**	$—	$334,551	$—	$334,551
Total Assets	$—	$334,551	$—	$334,551
Liabilities
Foreign Currency Exchange Contracts**	$—	$(77,474,894)	$—	$(77,474,894)
Total Liabilities	$—	$(77,474,894)	$—	$(77,474,894)
Total Investments net of Foreign Currency Exchange Contracts	$631,566,807	$136,492,657	$14,665,405,093	$15,433,464,557

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2024 and September 30, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2024
Asset-Backed Securities	$61,753,834	$478,984	$1,988,643	$40,067,500	$(4,656,520)	$33,944	$—	$99,666,385
Floating Rate Loans	—	—	908,844	101,187,580	(10,050)	(423)	—	102,085,951
Direct Investments:
Direct Equity Investments	$8,531,221,626	$232,143,036	$106,928,489	$265,098,369	$(644,522,133)	$—	$37,951,905	$8,528,821,292
Direct Debt Investments	1,251,252,987	(29,772,425)	50,221,243	705,329,339	(202,961,966)	2,293,870	—	1,776,363,048
Total Direct Investments*	$9,782,474,613	$202,370,611	$157,149,732	$970,427,708	$(847,484,099)	$2,293,870	$37,951,905	$10,305,184,340
Secondary Investments*	1,827,755,657	124,983	43,103,971	148,663,090	(49,818,753)	—	—	1,969,828,948
Primary Investments*	2,123,078,112	(991,466)	35,970,470	109,779,884	(79,197,531)	—	—	2,188,639,469
Total	$13,795,062,216	$201,983,112	$239,121,660	$1,370,125,762	$(981,166,953)	$2,327,391	$37,951,905	$14,665,405,093

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; (iii) and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2024 relating to investments in Level 3 assets still held at September 30, 2024 is $406,653,683, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2024:

Type of Security	Fair Value at September 30, 2024 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$7,250	Recent financing/transaction	Recent transaction price	n/a
	92,416	Reported fair value	Reported fair value	n/a
Floating Rate Loans	$102,086	Broker quotes	Indicative quotes for an inactive market	n/a
Direct Investments:
Direct Equity	$587,163	Discounted cash flow	Discount factor	9.13% – 19.20% (12.63%)
	6,975,816	Market comparable companies	Enterprise value to EBITDA multiple	5.25x – 33.00x (16.92x)
	87,575	Market comparable companies	Price to book ratio	1.80x – 1.80x (1.80x)
	172,634	Exit price	Recent transaction price	n/a
	220,112	Recent financing/transaction	Recent transaction price	n/a
	341,216	Reported fair value	Reported fair value	n/a
	144,305	Market comparable companies	Enterprise value to sales multiple	2.00x – 15.80x (7.27x)
Direct Debt	$1,239,826	Broker quotes	Indicative quotes for an inactive market	n/a
	485,450	Discounted cash flow	Discount factor	8.00% – 27.00% (10.67%)
	2,698	Market comparable companies	Enterprise value to EBITDA multiple	7.00x – 13.80x (7.57x)
	4,343	Exit price	Recent transaction price	n/a
	35,682	Recent financing/transaction	Recent transaction price	n/a
	8,364	Market comparable companies	Enterprise value to sales multiple	13.90x – 13.90x (13.90x)
Primary and Secondary Investments	$4,158,468	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

The amounts from Partners Group investment vehicles pertain to non-investment related assets (liabilities) and/or any difference in fair value classification of its underlying investments. In certain cases, this may also include underlying investments that are measured under Level 1 or Level 2 but presented under Level 3 in fair value measurement note since the investments are held under external partnership investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Markets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, UBS AG, and Bank of America, N.A. in the aggregate maximum principal amount of $1,111,000,000. The Fund anticipates that this LOC facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility had been charged a rate of interest per annum that was the aggregate of the applicable margin of 3.25% which was until June 30, 2023, London Interbank Offered Rate (LIBOR), after June 30, 2023, Secured Overnight Financing Rate (SOFR), or, in relation to any loan in Euros, the Euro Interbank Offered Rate (EURIBOR), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2024, the Fund did not have any borrowings and did not incur any interest expense under the LOC facility. In addition to the commitment fee under the LOC facility the Fund agrees to pay arrangement fees based on the rate agreed to with the various lenders, agency fees of $25,000 per annum, monitoring fees of $25,000 per annum and trustee fees of $15,000 per annum. The term of the LOC facility runs until January 31, 2025.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. For the six months ended September 30, 2024, the Fund accrued distribution fees of $28,920,054, which were attributable to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st, and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2024*		For the Year Ended March 31, 2024*
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	207,731,597	$543,380,623	435,055,860	$867,184,668
Reinvestments	—	—	104,139,872	207,209,706
Repurchases	(87,423,248)	(286,366,885)	(218,882,176)	(438,997,302)
Class exchanges	(4,500,426)	(27,832,111)	(30,924,852)	(62,024,192)
Net increase (decrease)	115,807,923	$229,181,627	289,388,704	$573,372,880

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units (continued)

	For the Six Months Ended September 30, 2024*		For the Year Ended March 31, 2024*
	Units	Dollar Amounts	Units	Dollar Amounts
Class I Units
Sales	154,827,932	$444,291,857	352,539,664	$728,148,848
Reinvestments	—	—	73,606,452	152,280,709
Repurchases	(101,941,173)	(357,348,946)	(266,162,372)	(554,919,154)
Class exchanges	4,315,492	27,832,111	29,826,636	62,024,192
Net increase (decrease)	57,202,251	$114,775,022	189,810,380	$387,534,595

*	Updated to reflect the effect of a 1-for-4 unit split on July 2, 2024.

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2024, the Fund incurred $122,614,341 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of calculating the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized gains or losses, investment income, expenses, while excluding contributions and withdrawals from the calculation of the Incentive Fee. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2024, the Fund incurred $51,026,837 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. From six months ended September 30, 2024, the Adviser did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

Each Independent Manager is paid an annual fee. Effective January 1, 2023, the Fund increased the annual fee from $140,000 to $150,000. The Fund pays an additional fee of $10,000 to the Chairman of the Board, the Chairman of the Audit Committee, and effective January 1, 2024, the Chairman of the Nominating Committee. The Fund also reimburses the expenses of the Independent Managers incurred in connection with their services as Independent Managers. The Independent Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company’s outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2024:

	Shares/ Principal as of September 30, 2024	Fair Value as of March 31, 2024	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2024	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$184,424,230	$—	$—	$—	$42,610,286	$227,034,516	$—
Camelia Investment 1 Limited(3)(4)	—	161,208,496	—	(161,259,391)	72,124,832	(72,073,937)	—	—
CapitalSpring Finance Company, LLC	7,766,605	8,205,962	131,812	(1,556,316)	—	(112,440)	6,669,018	161,928
Confluent Health Holdings LP	30,362	75,177,581	216,482	(203,671)	—	(3,585,389)	71,605,003	—
Dermatology Holdings, L.P.(4)	—	144,036,748	41,324	—	—	10,698,086	154,776,158	—
Ecom Express Private Limited(5)	63,417	9,410,364	—	—	—	154,661	9,565,025	—
ECP Parent, LLC	109,770,023	102,237,386	—	—	—	471,186	102,708,572	17,171
EdgeCore Holdings, L.P.(4)	—	103,722,191	16,742,527	—	—	17,263,123	137,727,841	—
Encore Holdings LP(4)	—	103,191,531	3,460,000	—	—	11,823,775	118,475,306	—
EnfraGen LLC	37,786	90,545,380	—	(944,650)	—	6,253,374	95,854,104	850,185
Green DC LuxCo Sarl	39,061,246	154,904,427	25,974,000	—	—	11,824,988	192,703,415	—
Icebox Holdco I Inc(4)	—	62,800,836	—	—	—	401,030	63,201,866	—
Icebox Parent LP(4)	—	218,133,631	—	—	—	26,576,302	244,709,933	—
Idera, Inc.	1,229,194	1,229,521	(2,934)	(3,081)	8	(16,789)	1,206,725	53,175
Idera Parent L.P.(4)	—	270,973,196	—	—	—	(40,327,973)	230,645,223	—
KPOCH Holdings, L.P.(4)	—	170,690,437	—	—	—	(6,627,374)	164,063,063	1,164,854
KPSKY Holdings L.P.(4)	—	76,653,056	—	—	—	(28,373,307)	48,279,749	—
Luxembourg Investment Company 285 S.à.r.l.(6)	14,865,773	28,178,939	—	—	—	1,794,319	29,973,258	—
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	50,762,648	—	—	—	1,366,955	52,129,603	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2024	Fair Value as of March 31, 2024	Gross Additions(1)	Gross Reductions(2)		Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2024	Affiliated Income/ Accretion of Discount
Luxembourg Investment Company 314 S.à.r.l.(6)	192,000	$1	$—	$—		$—	$—	$1	$—
Luxembourg Investment Company 404 S.à r.l.	145,800	24,435,176	—	(16,590)		(133)	1,853,314	26,271,767	—
Luxembourg Investment Company 414 S.à r.l.	12,316,087	101,514,227	—	—		—	12,114,089	113,628,316	—
Luxembourg Investment Company 430 S.à r.l.	52,594,635	76,366,764	—	—		—	3,500,405	79,867,169	—
MHS Acquisition Holdings, LLC	35,641	985,319	—	—		—	(375,544)	609,775	—
MHS Blocker Purchaser L.P.(4)	—	76,184,208	—		(1)	—	(29,036,849)	47,147,358	—
Orbiter Investments S.à.r.l.	8,568,857	273,466,108	—	—		—	7,527,768	280,993,876	—
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	53,842,689	—	—		—	(4,249,123)	49,593,566	—
Partners Group Satellite Warehouse S.C.S.(4)	—	1,174,555	—	—		—	(44,509)	1,130,046	—
Partners Terra Pte. Ltd.	7,357,185	9,130,863	622,964	—		—	574,771	10,328,598	—
PG BRPC Investment, LLC	32,079	84,594,435	—	—		—	(1,764,818)	82,829,617	—
PG Delta Holdco, LLC	40,952	87,245,404	—	—		—	9,694,239	96,939,643	—
PG Esmeralda Pte. Ltd.	12,790,872	42,748,489	6,853,838	—		—	2,286,674	51,889,001	—
PG Investment Company 1 S.à r.l.	12,822,040	96,885,494	—	—		—	5,649,855	102,535,349	—
PG Investment Company 18 S.à.r.l.	126,506,634	170,136,983	—	—		—	23,825,055	193,962,038	—
PG Investment Company 24 S.à.r.l.	102,257,478	152,072,826	—	—		—	9,096,154	161,168,980	—
PG Investment Company 60 S.à.r.l.	379,375	1,928,633	3,994,425	—		—	92,684	6,015,742	—
PG Investment Company 67 S.à.r.l.	4,725,444	—	5,166,306	—		—	109,666	5,275,972	—
PG Investment Company 69 S.à.r.l.	835,598	—	908,965	—		—	22,307	931,272	—
PG Investment Company 71 S.à.r.l.	5,428,472	—	6,069,028	—		—	(9,760)	6,059,268	—
PG Investment Company 76 S.à.r.l.	44,108,739	—	48,700,263	—		—	533,968	49,234,231	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2024	Fair Value as of March 31, 2024	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2024	Affiliated Income/ Accretion of Discount
PG Lion Management Warehouse S.C.S(4)(6)	—	$232,873	$—	$—	$—	$(57,585)	$175,288	$—
PG TLP S.à r.l.	6,473,126	114,276,166	—	—	—	18,631,022	132,907,188	—
PG Wave Limited	53,215,581	86,899,848	—	—	—	10,661,218	97,561,066	—
Pharmathen GP S.à r.l.	110,300	1	—	—	—	—	1	—
Pharmathen Topco S.à r.l.	98,937,978	160,504,707	—	—	—	(540,408)	159,964,299	—
Polyusus Lux XVI S.à.r.l.	291,878,429	2	3,004,977	—	—	93,673	3,098,652	—
Root JVCo S.à r.l.	11,049,750	111,951,014	—	—	—	8,769,556	120,720,570	—
SnackTime PG Holdings, Inc.	12	10,573,061	4,029	—	—	(6,882,238)	3,694,852	—
Specialty Pharma Holdings LP(4)	—	145,782,767	—	—	—	(3,455,209)	142,327,558	—
Sunsure Energy Private Limited	2,409,419	12,075,632	7,217,800	—	—	1,484,067	20,777,499	—
SureWerx Topco, L.P.(4)	—	59,814,352	3,367,000	—	—	7,068,955	70,250,307	—
Surfaces SLP (SCSp)(4)	—	29,161,781	—	—	—	(3,937,181)	25,224,600	—
Thermostat Purchaser, L.P.(4)	—	90,401,213	—	—	—	13,279,847	103,681,060	—
WHCG Purchaser, Inc.(3)	—	3,407,722	169,919	(3,577,641)	—	—	—	230,690
WHCG Purchaser, Inc.(3)(4)	—	2,377,506	—	—	(2,316,000)	(61,506)	—	—
WHCG Purchaser, L.P.	14,022,833	12,901,389	14,022,833	—	—	786,444	27,710,666	—
Zenith Longitude Limited	26,838,037	262,470,388	—	—	—	2,975,006	265,445,394	4,299,165
Total Non-Controlled Affiliates		$4,372,029,156	$146,665,558	$(167,561,341)	$69,808,707	$70,336,883	$4,491,278,963	$6,777,168

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment was exited during the period ended September 30, 2024.
(4)	Investment does not issue shares.
(5)	This investment is associated with PG Esmeralda Pte. Ltd.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2024, the Fund incurred $5,629,494 in administration and accounting fees due to the Administrator.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2024 amounted to $1,995,828,154. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2024 amounted to $1,079,281,904. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2024.

10. Indemnification

In the normal course of business, the Fund may enter contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2024, the Fund had funded $15,695,031,383 or 89.5% of the $17,544,639,742 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $11,519,006,613 of $12,101,251,594 in total commitments, (ii) Secondary Investments it had funded $2,233,001,810 of $2,528,137,499 in total commitments, and (iii) Primary Investments it had funded $1,943,022,960 of $2,915,250,649 in total commitments, in each case, as of September 30, 2024.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by investors financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. The performance of investments in the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The impairment or failure of one or more banks with whom the Fund, an underlying fund or their portfolio companies transacts may inhibit the Fund, an underlying fund or their portfolio companies’ ability to access depository accounts. In such cases, the Fund or an underlying fund or portfolio company may be forced to delay or forgo investments or other business opportunities or initiatives, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an underlying fund or their portfolio companies may not recover such excess, uninsured amounts.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2024 (Unaudited) (continued)

12. Risk Factors (continued)

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund, an underlying fund or their portfolio companies have a commercial relationship could adversely affect, among other things, the Fund, underlying fund or one of their portfolio company’s ability to pursue key strategic initiatives, including by affecting the Fund, an underlying fund or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

13. Tax Information

As of September 30, 2024, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$11,234,876,731	$3,931,312,709
Gross unrealized appreciation	4,775,272,518	334,551
Gross unrealized depreciation	(499,544,349)	(77,474,894)
Net unrealized investment appreciation	$4,275,728,169	$(77,140,343)

The tax cost of the Fund’s investments as of September 30, 2024, approximates their amortized cost.

14. Stock Split

Effective as of the close of business on the date listed in the subsequent table, the Fund’s units underwent a stock split. There was no impact to the aggregate market value of units outstanding. The historical per unit data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per unit, and the number of units outstanding as of the date indicated were as follows:

	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) in Net Asset Value per Share	Increase (Decrease) in Net Shares Outstanding
Class A	July 2, 2024	1 for 4	1,025,821,220	4,103,284,878	Decrease	Increase
Class I	July 2, 2024	1 for 4	834,063,251	3,336,253,004	Decrease	Increase

15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committees of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures

(a). The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b). There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable.

(b) Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Partners Group Private Equity (Master Fund), LLC

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2024

By (Signature and Title):	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 6, 2024